Green CALIFORNIA TAX FREE INCOME FUND
Portfolio of Investments
May 31, 2026

SECURITY DESCRIPTION	Par Value	Value

Municipal Bonds (92.81%)

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
California Educational Facilities Authority, 5.000%, 04/01/2051	2,000,000	$2,244,438

CALIFORNIA ENTERPRISE DEVELOPMENT AUTHORITY
California Enterprise Development Authority, 5.250%, 11/01/2049	500,000	535,864

CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
California Health Facilities Financing Authority, 4.000%, 08/15/2048	1,000,000	952,093

CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
California Health Facilities Financing Authority, 3.000%, 11/01/2039	730,000	667,499

CALIFORNIA HOUSING FINANCE AGENCY
California Housing Finance Agency, 4.000%, 03/20/2033	305,490	312,022
California Housing Finance Agency, 4.950%, 08/01/2050	1,000,000	1,014,994

CALIFORNIA MUNICIPAL FINANCE AUTHORITY
California Municipal Finance Authority, 5.000%, 10/01/2044	480,000	497,390

CALIFORNIA STATE PUBLIC WORKS BOARD
California State Public Works Board, 4.000%, 05/01/2036	540,000	563,690

CHAFFEY COMMUNITY COLLEGE DISTRICT
Chaffey Community College District, 5.500%, 06/01/2049	500,000	552,921

CITY OF LOS ANGELES CA WASTEWATER SYSTEM REVENUE
City of Los Angeles CA Wastewater System Revenue, 5.250%, 06/01/2047	1,500,000	1,520,304

CITY OF LOS ANGELES DEPARTMENT OF AIRPORTS
City of Los Angeles Department of Airports, 5.000%, 05/15/2048	1,000,000	1,064,149
City of Los Angeles Department of Airports, 5.250%, 05/15/2051	500,000	537,870

DESERT COMMUNITY COLLEGE DISTRICT
Desert Community College District, 4.000%, 08/01/2051	1,350,000	1,274,913

EAST BAY MUNICIPAL UTILITY DISTRICT WATER SYSTEM REVENUE
East Bay Municipal Utility District Water System Revenue, 5.000%, 06/01/2050	1,000,000	1,070,582
East Bay Municipal Utility District Water System Revenue, 5.000%, 06/01/2055	1,000,000	1,063,097

LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY SALES TAX REVENUE
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, 4.000%, 07/01/2028	500,000	500,310

LOS ANGELES UNIFIED SCHOOL DISTRICT
Los Angeles Unified School District, 4.000%, 07/01/2049	1,000,000	956,933
Los Angeles Unified School District, 5.000%, 07/01/2045	500,000	544,953

MILPITAS UNIFIED SCHOOL DISTRICT
Milpitas Unified School District, 3.000%, 08/01/2034	750,000	742,779

MT SAN ANTONIO COMMUNITY COLLEGE DISTRICT
Mt San Antonio Community College District, 5.000%, 08/01/2046	500,000	546,561

PENINSULA CORRIDOR JOINT POWERS BOARD MEASURE RR SALES TAX REVENUE
Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue, 5.000%, 06/01/2036	200,000	221,164

SACRAMENTO MUNICIPAL UTILITY DISTRICT
Sacramento Municipal Utility District, 5.000%, 11/15/2054	565,000	594,367

SAN DIEGO COUNTY REGIONAL TRANSPORTATION COMMISSION
San Diego County Regional Transportation Commission, 5.000%, 04/01/2037	500,000	565,654

SAN DIEGO PUBLIC FACILITIES FINANCING AUTHORITY
San Diego Public Facilities Financing Authority, 5.000%, 05/15/2052	1,500,000	1,561,814

SAN DIEGO UNIFIED SCHOOL DISTRICT
San Diego Unified School District, 4.000%, 07/01/2053	1,000,000	944,101
San Diego Unified School District, 4.000%, 07/01/2054	1,300,000	1,223,861

SAN FRANCISCO BAY AREA RAPID TRANSIT DISTRICT
San Francisco Bay Area Rapid Transit District, 3.000%, 08/01/2050	605,000	460,093
San Francisco Bay Area Rapid Transit District, 5.000%, 08/01/2036	1,000,000	1,027,432

SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION WASTEWATER REVENUE
San Francisco City & County Public Utilities Commission Wastewater Revenue, 4.000%, 10/01/2048	500,000	487,965
San Francisco City & County Public Utilities Commission Wastewater Revenue, 5.000%, 10/01/2049	1,000,000	1,060,921

SAN JOSE FINANCING AUTHORITY
San Jose Financing Authority, 5.000%, 11/01/2052	1,500,000	1,577,875

SAN MATEO FOSTER CITY PUBLIC FINANCING AUTHORITY
San Mateo Foster City Public Financing Authority, 4.000%, 08/01/2044	1,500,000	1,491,845

STATE OF CALIFORNIA
State of California, 3.000%, 10/01/2028	850,000	850,054
State of California, 5.250%, 10/01/2045	500,000	545,695

TURLOCK IRRIGATION DISTRICT
Turlock Irrigation District, 5.000%, 01/01/2036	300,000	322,096
Total Municipal Bonds (Cost $30,824,672)		30,098,299

Variable Rate Demand Notes* (5.88%)
California Health Facilities Financing Authority, 5.000%, 08/15/2047*,**,***	500,000	550,226
Regents of the University of California Medical Center Pooled Revenue, 2.250%, 05/15/2047*,**,***	300,000	300,000
San Mateo County Transit District Sales Tax Revenue, 2.350%, 06/01/2049*,**,***	400,000	400,000
University of California, 2.400%, 05/15/2048*,**,***	655,000	655,000
Total Variable Rate Demand Notes (Cost $1,903,173)		1,905,226

Total Investments (Cost $32,727,846) (98.69%)		$32,003,525
Other Net Assets (1.31%)		425,728
Net Assets (100.00%)		$32,429,253

* Stated maturity reflects next reset date.
** In accordance with the offering documents, daily interest rates are determined by the Remarketing Agents.
*** Rate Effective as of May 31, 2026

U.S. GOVERNMENT SECURITIES FUND
Portfolio of Investments
May 31, 2026

Security Description	Par Value	Value

Government National Mortgage Association (1.63%)
3.500%, 11/20/2044	72,991	$67,835
5.000%, 03/15/2038	63,441	64,281
5.500%, 04/15/2036	34,550	35,323
6.000%, 06/15/2038	8,179	8,523
Total Government National Mortgage Association (Cost $180,929)		175,962

United States Treasury Bonds (33.56%)
2.000%, 11/15/2041	2,000,000	1,377,109
2.250%, 05/15/2041	700,000	507,691
2.875%, 08/15/2045	800,000	589,469
4.500%, 11/15/2054	1,250,000	1,154,590
Total United States Treasury Bonds (Cost $4,008,032)		3,628,859

United States Treasury Notes (61.05%)
0.625%, 03/31/2027	950,000	925,372
2.750%, 02/15/2028	150,000	146,924
3.500%, 09/30/2029	1,450,000	1,424,000
3.500%, 11/30/2030	300,000	292,324
3.875%, 03/15/2028	200,000	199,578
3.875%, 08/15/2033	850,000	827,787
3.875%, 08/15/2034	800,000	773,563
4.000%, 04/30/2032	1,200,000	1,186,688
4.875%, 10/31/2030	800,000	823,813
Total United States Treasury Notes (Cost $6,655,966)		6,600,049

United States Treasury Bills (3.21%)
0.000%, 08/20/2026	250,000	248,003
0.000%, 09/01/2026	100,000	99,079
Total United States Treasury Bills (Cost $347,104)		347,082

Total Investments (Cost $11,192,031) (99.45%)		$10,751,952
Other Net Assets (0.55%)		59,539
Net Assets (100.00%)		$10,811,491

THE UNITED STATES TREASURY TRUST
Portfolio of Investments
May 31, 2026

Security Description	Par Value	Value

United States Treasury Bills, DN(a) (100.16%)
06/11/2026	2,000,000	$1,998,019
06/18/2026	2,000,000	1,996,618
06/25/2026	2,200,000	2,194,798
07/14/2026	1,250,000	1,244,615
07/16/2026	3,000,000	2,986,608
07/23/2026	1,500,000	1,492,238
08/06/2026	3,500,000	3,476,954
08/20/2026	2,600,000	2,579,313
09/01/2026	1,250,000	1,238,524
09/10/2026	1,500,000	1,484,909
Total United States Treasury Bills, DN (Cost $20,692,596)		20,692,596

Total Investments (Cost $20,692,596) (100.16%)		$20,692,596
Liabilities in Excess of Other Assets (-0.16%)		(32,969)
Net Assets (100.00%)		$20,659,627

(a) Discount Note. Yield to maturity is between 3.62%-3.70%.

S&P 500 INDEX FUND
Portfolio of Investments
May 31, 2026

Security Description	Shares	Value
Common Stock (99.33%)

Basic Materials (1.45%)
Air Products and Chemicals Inc	1,178	$328,214
Albemarle Corp	650	114,673
CF Industries Holdings Inc	889	99,879
Dow Inc	3,918	132,233
DuPont de Nemours Inc	2,313	111,995
Ecolab Inc	1,384	354,304
Freeport-McMoRan Inc	7,606	499,790
International Flavors & Fragrances Inc	1,414	107,535
International Paper Co	2,047	68,513
Linde PLC	2,473	1,230,787
LyondellBasell Industries NV	1,434	95,576
The Mosaic Co	1,777	42,470
Newmont Corp	5,780	634,702
Nucor Corp	1,250	312,500
PPG Industries Inc	1,246	140,773
Qnity Electronics Inc	1,156	180,336
The Sherwin-Williams Co	1,221	370,989
Steel Dynamics Inc	727	189,129
Total Basic Materials		5,014,398

Communications (17.04%)
Airbnb Inc*	1,197	159,572
Alphabet Inc - Class A	30,820	11,722,079
Alphabet Inc - Class C	24,633	9,272,600
Amazon.com Inc*	51,534	13,947,161
AppLovin Corp*	1,460	895,111
Arista Networks Inc*	5,470	872,301
AT&T Inc	37,556	931,389
Booking Holdings Inc	4,250	711,578
CDW Corp	745	93,460
Charter Communications Inc*	466	67,127
Ciena Corp*	738	428,210
Cisco Systems Inc	20,875	2,513,768
Comcast Corp	19,253	478,822
Corning Inc	4,177	756,705
DoorDash Inc*	2,011	320,332
eBay Inc	2,531	276,562
Expedia Group Inc	659	148,796
F5 Inc*	325	124,621
FactSet Research Systems Inc	214	52,531
Fox Corp - Class A	1,250	79,900
Fox Corp - Class B	739	42,411
Gen Digital Inc	3,034	78,247
GoDaddy Inc*	793	68,063
Meta Platforms Inc	11,537	7,297,268
Motorola Solutions Inc	904	364,565
Netflix Inc*	22,447	1,930,891
News Corp - Class A	2,235	58,334
News Corp - Class B	632	18,846
Omnicom Group Inc	1,091	79,327
Palo Alto Networks Inc*	3,588	1,010,704
Paramount Skydance Corp	1,680	17,825
Robinhood Markets Inc*	4,150	391,345
T-Mobile US Inc	2,584	484,578
Uber Technologies Inc*	11,007	774,893
VeriSign Inc	450	128,421
Verizon Communications Inc	22,336	1,067,884
The Walt Disney Co	9,457	963,006
Warner Bros Discovery Inc*	12,604	340,434
Total Communications		58,969,667

Consumer, Cyclical (7.30%)
Aptiv PLC*	1,195	81,188
AutoZone Inc*	91	267,102
Best Buy Co Inc	1,135	88,473
Carnival Corp Ltd	5,174	145,182
Carvana Co*	3,630	264,990
Chipotle Mexican Grill Inc*	7,004	223,147
Copart Inc*	4,851	158,967
Costco Wholesale Corp	2,347	2,244,483
Cummins Inc	746	482,386
Darden Restaurants Inc	648	132,134
Deckers Outdoor Corp*	850	96,773
Delta Air Lines Inc	3,436	283,401
Dollar General Corp	1,222	135,165
Dollar Tree Inc*	1,070	124,591
Domino’s Pizza Inc	191	59,321
DR Horton Inc	1,518	223,283
Fastenal Co	6,344	280,405
Ford Motor Co	10,769	187,811
General Motors Co	4,941	411,289
Genuine Parts Co	769	75,900
Hasbro Inc	771	66,437
Hilton Worldwide Holdings Inc	1,231	403,349
The Home Depot Inc	5,273	1,672,279
Las Vegas Sands Corp	1,611	81,468
Lennar Corp	1,142	102,529
Live Nation Entertainment Inc*	839	141,296
Lowe’s Cos Inc	2,970	636,649
Lululemon Athletica Inc*	632	82,906
Marriott International Inc	1,179	442,832
McDonald’s Corp	3,772	1,053,142
MGM Resorts International*	1,279	55,854
NIKE Inc	6,384	295,132
Norwegian Cruise Line Holdings Ltd*	2,490	45,667
NVR Inc*	16	97,677
O’Reilly Automotive Inc*	4,471	388,440
PACCAR Inc	2,782	307,049
Pool Corp	212	38,457
PulteGroup Inc	1,032	121,962
Ralph Lauren Corp	230	83,697
Ross Stores Inc	1,722	399,039
Royal Caribbean Cruises Ltd	1,341	381,689
Southwest Airlines Co	2,739	117,640
Starbucks Corp	6,022	597,142
Tapestry Inc	1,150	167,279
Target Corp	2,407	305,857
Tesla Inc*	14,885	6,486,734
The TJX Cos Inc	5,895	912,251
Tractor Supply Co	2,873	90,586
Ulta Beauty Inc*	247	125,686
United Airlines Holdings Inc*	1,732	198,834
Versigent PLC*	398	17,560
Walmart Inc	23,229	2,688,757
Williams-Sonoma Inc	645	131,303
WW Grainger Inc	236	291,281
Wynn Resorts Ltd	526	53,242
Yum! Brands Inc	1,544	228,435
Total Consumer, Cyclical		25,276,128

Consumer, Non-Cyclical (12.34%)
Abbott Laboratories	9,211	788,462
AbbVie Inc	9,362	2,038,295
Agilent Technologies Inc	1,578	213,866
Align Technology Inc*	388	67,881
Altria Group Inc	8,892	618,705
Amgen Inc	2,852	960,525
Archer-Daniels-Midland Co	2,702	215,566
Automatic Data Processing Inc	2,199	487,826

Avery Dennison Corp	463	73,649
Baxter International Inc	2,886	54,199
Becton Dickinson & Co	1,518	223,328
Biogen Inc*	815	159,740
Bio-Techne Corp	889	45,944
Block Inc*	1,505	113,959
Boston Scientific Corp*	7,853	379,378
Bristol-Myers Squibb Co	10,784	616,629
Brown-Forman Corp	1,007	25,900
Bunge Global SA	781	96,297
The Campbell’s Company	1,162	24,530
Cardinal Health Inc	1,258	247,574
Cencora Inc	952	256,431
Centene Corp*	2,743	163,483
Charles River Laboratories International Inc*	286	51,683
Church & Dwight Co Inc	1,371	131,109
The Cigna Group	1,415	392,521
Cintas Corp	1,860	318,544
The Clorox Co	681	61,304
Thr Coca-Cola Co	20,508	1,620,337
Colgate-Palmolive Co	4,392	395,851
Conagra Brands Inc	2,697	35,816
Constellation Brands Inc	746	103,560
The Cooper Cos Inc*	1,104	67,576
Corpay Inc*	392	141,826
Corteva Inc	3,579	280,164
CVS Health Corp	6,724	611,750
Danaher Corp	3,330	608,291
DaVita Inc*	254	49,367
Dexcom Inc*	2,186	161,196
Edwards Lifesciences Corp*	3,179	274,888
Elevance Health Inc	1,177	462,785
Eli Lilly & Co	4,206	4,647,627
Equifax Inc	693	114,892
Thr Estee Lauder Cos Inc	1,319	117,325
GE HealthCare Technologies Inc	2,413	150,426
General Mills Inc	2,825	95,513
Gilead Sciences Inc	6,572	883,474
Global Payments Inc	1,321	99,749
HCA Healthcare Inc	846	320,245
Henry Schein Inc*	530	40,587
The Hershey Co	826	160,269
Hormel Foods Corp	1,626	37,772
Humana Inc	667	203,715
IDEXX Laboratories Inc*	435	245,136
Incyte Corp*	937	90,645
Insulet Corp*	396	57,396
Intuitive Surgical Inc*	1,877	797,049
IQVIA Holdings Inc*	925	168,544
The J M Smucker Co	588	60,682
Johnson & Johnson	12,763	2,875,887
Kenvue Inc	10,198	176,221
Keurig Dr Pepper Inc	6,378	191,531
Kimberly-Clark Corp	1,843	179,877
The Kraft Heinz Co	4,826	115,872
The Kroger Co	3,363	209,010
Labcorp Holdings Inc	468	121,708
McCormick & Co Inc	1,450	68,687
McKesson Corp	653	484,813
Medtronic PLC	6,794	501,465
Merck & Co Inc	13,148	1,560,931
Moderna Inc*	1,873	88,387
Molson Coors Beverage Co	992	39,214
Mondelez International Inc	7,017	429,230
Monster Beverage Corp*	3,919	345,186
Moody’s Corp	838	379,824
PayPal Holdings Inc	4,956	221,781
PepsiCo Inc	7,243	1,044,368
Pfizer Inc	30,491	798,254

Philip Morris International Inc	8,246	1,462,675
The Procter & Gamble Co	12,378	1,776,986
Quanta Services Inc	789	561,555
Quest Diagnostics Inc	624	121,618
Regeneron Pharmaceuticals Inc	533	327,678
ResMed Inc	794	151,313
Revvity Inc	687	71,826
Rollins Inc	1,591	75,732
S&P Global Inc	1,642	696,208
Solventum Corp*	817	61,234
STERIS PLC	557	118,491
Stryker Corp	1,823	556,179
Sysco Corp	2,627	199,153
Thermo Fisher Scientific Inc	1,990	980,095
Tyson Foods Inc	1,599	97,571
United Rentals Inc	337	335,541
UnitedHealth Group Inc	4,798	1,824,727
Universal Health Services Inc	324	47,340
Verisk Analytics Inc	781	136,667
Vertex Pharmaceuticals Inc*	1,344	601,494
Viatris Inc	6,761	109,934
Waters Corp*	546	209,429
West Pharmaceutical Services Inc	409	132,029
Zimmer Biomet Holdings Inc	1,125	92,621
Zoetis Inc	2,412	187,388
Total Consumer, Non-Cyclical		42,699,511

Energy (3.17%)
APA Corp	1,815	66,120
Baker Hughes Co	5,227	333,901
Chevron Corp	9,925	1,810,916
ConocoPhillips	6,546	746,113
Devon Energy Corp	6,208	276,194
Diamondback Energy Inc	1,031	197,416
EOG Resources Inc	2,874	383,334
EQT Corp	3,365	184,839
Expand Energy Corp	1,168	108,601
ExxonMobil Holdings Corp	22,128	3,214,313
First Solar Inc*	610	187,142
Halliburton Co	4,458	173,193
Kinder Morgan Inc	10,696	332,432
Marathon Petroleum Corp	1,592	396,042
Occidental Petroleum Corp	3,819	216,270
ONEOK Inc	3,308	277,674
Phillips 66	2,208	388,343
SLB Ltd	7,468	407,379
Targa Resources Corp	1,137	290,015
Texas Pacific Land Corp	318	124,974
Valero Energy Corp	1,615	395,384
The Williams Cos Inc	6,469	461,822
Total Energy		10,972,417

Financial (12.25%)
Aflac Inc	2,498	280,825
Alexandria Real Estate Equities Inc	870	43,222
The Allstate Corp	1,386	285,641
American Express Co	2,846	900,674
American International Group Inc	2,858	212,149
American Tower Corp	2,479	463,474
Ameriprise Financial Inc	516	229,986
Aon PLC	1,170	369,790
Apollo Global Management Inc	2,488	320,230
Arch Capital Group Ltd*	1,912	170,818
Ares Management Corp	1,091	140,194
Arthur J Gallagher & Co	1,256	252,594
Assurant Inc	289	71,923
AvalonBay Communities Inc	786	143,453
Bank of America Corp	35,512	1,832,419
The Bank of New York Mellon Corp	3,694	515,054

Berkshire Hathaway Inc*	9,714	4,609,099
Blackrock Inc	764	799,816
Blackstone Inc	3,952	462,265
Brown & Brown Inc	1,313	73,856
BXP Inc	814	48,848
Camden Property Trust	597	63,616
Capital One Financial Corp	3,367	632,760
Cboe Global Markets Inc	585	195,133
CBRE Group Inc*	1,552	194,062
The Charles Schwab Corp	8,439	737,147
Chubb Ltd	1,938	604,133
Cincinnati Financial Corp	874	137,585
Citigroup Inc	9,253	1,164,953
Citizens Financial Group Inc	2,275	141,642
CME Group Inc	1,910	522,461
Coinbase Global Inc*	1,160	219,275
CoStar Group Inc*	2,358	75,928
Crown Castle Inc	2,404	219,966
Digital Realty Trust Inc	1,745	331,550
Equinix Inc	520	555,381
Equity Residential	1,910	125,010
Erie Indemnity Co	143	30,469
Essex Property Trust Inc	359	97,878
Everest Group Ltd	249	80,683
Extra Space Storage Inc	1,200	173,172
Federal Realty Investment Trust	449	53,714
Fifth Third Bancorp	3,790	189,235
Franklin Resources Inc	1,715	53,199
Globe Life Inc	464	71,103
The Goldman Sachs Group Inc	1,588	1,628,589
The Hartford Insurance Group Inc	1,559	198,196
Healthpeak Properties Inc	3,987	76,351
Host Hotels & Resorts Inc	3,951	90,794
Huntington Bancshares Inc	8,228	134,610
Interactive Brokers Group Inc	2,359	205,162
Intercontinental Exchange Inc	3,020	446,507
Invesco Ltd	2,486	70,752
Invitation Homes Inc	3,188	93,249
Iron Mountain Inc	1,661	213,023
JPMorgan Chase & Co	14,276	4,272,950
KeyCorp	5,341	113,924
Kimco Realty Corp	3,818	91,937
KKR & Co Inc	3,668	351,908
Loews Corp	1,011	104,689
M&T Bank Corp	814	175,914
Marsh & McLennan Cos Inc	2,595	415,122
Mastercard Inc	4,343	2,145,355
MetLife Inc	2,931	242,364
Mid-America Apartment Communities Inc	660	85,186
Morgan Stanley	6,398	1,330,784
Nasdaq Inc	2,240	207,245
Northern Trust Corp	1,054	174,384
The PNC Financial Services Group Inc	2,077	459,266
Principal Financial Group Inc	1,189	123,204
The Progressive Corp	3,106	591,382
Prologis Inc	4,920	705,872
Prudential Financial Inc	1,958	197,053
Public Storage	836	253,885
Raymond James Financial Inc	984	141,115
Realty Income Corp	4,873	298,617
Regency Centers Corp	940	72,709
Regions Financial Corp	4,645	130,060
SBA Communications Corp	594	120,677
Simon Property Group Inc	1,662	340,560
State Street Corp	1,479	230,192
Synchrony Financial	1,907	136,236
T Rowe Price Group Inc	1,243	129,931
The Travelers Cos Inc	1,181	344,722
Truist Financial Corp	6,776	326,671

UDR Inc	1,665	61,439
US Bancorp	8,443	463,099
Ventas Inc	2,377	200,666
VICI Properties Inc	2,950	83,249
Visa Inc	8,940	2,917,658
W R Berkley Corp	1,684	107,001
Wells Fargo & Co	16,629	1,289,413
Welltower Inc	3,278	673,072
Weyerhaeuser Co	4,066	99,658
Willis Towers Watson PLC	507	126,583
Total Financial		42,389,370

Industrial (7.94%)
3M Co	2,814	430,908
A O Smith Corp	653	37,038
Allegion plc	501	65,165
Amcor PLC	1,663	64,558
AMETEK Inc	1,219	275,311
Amphenol Corp	6,555	975,122
Axon Enterprise Inc*	405	181,732
Ball Corp	1,523	83,262
The Boeing Co*	4,086	944,479
Builders FirstSource Inc*	606	46,214
Carrier Global Corp	4,377	279,559
Caterpillar Inc	2,479	2,171,283
CH Robinson Worldwide Inc	690	123,269
Coherent Corp*	992	358,578
Comfort Systems USA Inc	193	352,845
CRH PLC	3,499	380,656
CSX Corp	9,864	446,445
Deere & Co	1,331	721,642
Dover Corp	775	163,804
Eaton Corp PLC	2,057	824,034
EMCOR Group Inc	237	195,956
Emerson Electric Co	3,048	438,363
Expeditors International of Washington Inc	783	123,706
FedEx Corp	1,149	473,101
Fortive Corp	1,682	98,094
Garmin Ltd	859	200,937
GE Vernova Inc	1,437	1,391,476
Generac Holdings Inc*	285	79,204
General Dynamics Corp	1,343	465,779
General Electric Co	5,587	1,808,847
Honeywell International Inc	3,363	799,923
Howmet Aerospace Inc	2,129	549,814
Hubbell Inc	300	142,083
Huntington Ingalls Industries Inc	235	72,420
IDEX Corp	418	88,127
Illinois Tool Works Inc	1,398	345,697
Ingersoll Rand Inc	1,904	136,403
Jabil Inc	606	220,923
Jacobs Solutions Inc	695	83,303
JB Hunt Transport Services Inc	398	110,019
Johnson Controls International plc	3,237	433,952
Keysight Technologies Inc*	910	307,880
L3Harris Technologies Inc	990	312,028
Lennox International Inc	182	91,393
Lockheed Martin Corp	1,078	571,825
Martin Marietta Materials Inc	331	192,523
Masco Corp	1,219	85,635
Mettler-Toledo International Inc*	115	135,767
Nordson Corp	304	87,348
Norfolk Southern Corp	1,221	372,356
Northrop Grumman Corp	710	400,213
Old Dominion Freight Line Inc	974	219,296
Otis Worldwide Corp	2,138	151,456
Packaging Corp of America	499	109,236
Parker-Hannifin Corp	668	564,213
Pentair PLC	914	64,748

Republic Services Inc	1,065	213,469
Rockwell Automation Inc	610	275,147
RTX Corp	7,102	1,275,945
Smurfit Westrock PLC	2,795	115,014
Snap-on Inc	293	108,765
Stanley Black & Decker Inc	862	68,460
TE Connectivity PLC	1,607	342,950
Teledyne Technologies Inc*	260	161,156
Textron Inc	1,038	95,247
Trane Technologies PLC	1,174	529,826
TransDigm Group Inc	304	382,529
Trimble Inc*	1,310	73,897
Union Pacific Corp	3,142	825,215
United Parcel Service Inc	3,914	417,585
Veralto Corp	1,344	110,517
Vertiv Holdings Co	2,025	639,313
Vulcan Materials Co	715	202,288
Waste Management Inc	1,984	419,537
Westinghouse Air Brake Technologies Corp	949	247,841
Xylem Inc	1,318	144,374
Total Industrial		27,499,023

Technology (35.70%)
Accenture PLC	3,285	614,525
Adobe Inc*	2,217	574,669
Advanced Micro Devices Inc*	8,624	4,450,846
Akamai Technologies Inc*	831	124,268
Analog Devices Inc	2,606	1,078,493
Apple Inc	77,738	24,258,920
Applied Materials Inc	4,220	1,899,253
Autodesk Inc*	1,159	268,088
Broadcom Inc	25,016	11,176,398
Broadridge Financial Solutions Inc	660	101,455
Cadence Design Systems Inc*	1,479	554,521
Cognizant Technology Solutions Corp	2,736	152,546
Crowdstrike Holdings Inc*	1,336	976,616
Datadog Inc*	865	213,958
Dell Technologies Inc	1,655	696,606
Electronic Arts Inc	1,189	239,845
EPAM Systems Inc*	320	32,787
Fair Isaac Corp*	125	156,324
Fidelity National Information Services Inc	2,930	125,961
Fiserv Inc*	3,044	172,169
Fortinet Inc*	3,348	461,924
Gartner Inc*	421	68,286
Hewlett Packard Enterprise Co	7,267	312,772
HP Inc	5,146	139,148
Intel Corp*	23,779	2,726,976
International Business Machines Corp	4,951	1,474,408
Intuit Inc	1,476	489,338
Jack Henry & Associates Inc	412	56,164
KLA Corp	696	1,337,510
Lam Research Corp	6,653	2,116,852
Leidos Holdings Inc	697	89,077
Lumentum Holdings Inc*	378	323,175
Microchip Technology Inc	2,975	281,584
Micron Technology Inc	5,946	5,773,566
Microsoft Corp	39,372	17,726,849
Monolithic Power Systems Inc	253	396,251
MSCI Inc	398	251,289
NetApp Inc	1,157	201,654
NVIDIA Corp	128,728	27,179,627
NXP Semiconductors NV	1,333	428,360
ON Semiconductor Corp*	2,131	257,041
Oracle Corp	8,814	1,990,025
Palantir Technologies Inc*	12,101	1,894,291
Paychex Inc	1,773	171,946
PTC Inc*	681	94,475
QUALCOMM Inc	5,673	1,424,036

Roper Technologies Inc	593	193,039
Salesforce Inc	5,043	963,717
Sandisk Corp*	749	1,269,540
Seagate Technology Holdings PLC	1,151	1,012,650
ServiceNow Inc*	5,605	697,094
Skyworks Solutions Inc	824	64,148
Super Micro Computer Inc*	2,880	132,739
Synopsys Inc*	1,002	476,571
Take-Two Interactive Software Inc*	923	206,900
Teradyne Inc	829	310,303
Texas Instruments Inc	4,813	1,471,238
Tyler Technologies Inc*	236	73,903
Western Digital Corp	1,811	962,021
Workday Inc*	1,184	173,089
Zebra Technologies Corp*	284	69,191
Total Technology		123,611,015

Utilities (2.14%)
The AES Corp	4,344	63,726
Alliant Energy Corp	1,436	102,832
Ameren Corp	1,535	165,734
American Electric Power Co Inc	2,835	359,109
American Water Works Co Inc	1,101	135,720
Atmos Energy Corp	820	138,687
CenterPoint Energy Inc	3,692	156,024
CMS Energy Corp	1,687	122,426
Consolidated Edison Inc	1,938	204,711
Constellation Energy Corp	1,654	475,939
Dominion Energy Inc	4,701	314,685
DTE Energy Co	1,170	167,158
Duke Energy Corp	4,119	505,525
Edison International	2,166	151,490
Entergy Corp	2,414	263,247
Evergy Inc	1,272	104,355
Eversource Energy	2,050	139,954
Exelon Corp	5,561	253,804
FirstEnergy Corp	2,870	133,139
NextEra Energy Inc	11,156	970,684
NiSource Inc	2,445	113,008
NRG Energy Inc	1,059	141,991
PG&E Corp	12,108	197,845
Pinnacle West Capital Corp	669	66,726
PPL Corp	4,085	144,568
Public Service Enterprise Group Inc	2,756	216,759
Sempra	3,504	312,312
The Southern Co	5,956	548,250
Vistra Corp	1,687	270,308
WEC Energy Group Inc	1,770	196,559
Xcel Energy Inc	3,208	255,036
Total Utilities		7,392,311

Total Common Stock (Cost $93,571,213)		343,823,840

United States Treasury Bills (0.63%)
United States Treasury Bill, 0.000%, 06/18/26(a) (Cost $2,196,268)	2,200,000	2,196,226

Right (0.00%)
Hologic CVR 2027	1,313	—
Sycamore Partners LLC*,(b)	4,016	2,128
Right (Cost $2,128)		—
		2,128

Total Investments (Cost $95,769,610) (99.96%)		$346,022,194
Other Net Assets (0.04%)		138,222
Net Assets (100.00%)		$346,160,416

* Non-income producing security.

(a) A portion of these securities, a total of $299,486, have been pledged or segregated in connection with obligations for futures contracts.

(b) Level 3 security fair valued under procedures established by the Board of Trustees, represents 0% of net assets. The total value of the fair value securities is $2,128.

Futures contracts at May 31, 2026:

Contracts - $50 times premium / delivery month / commitment / exchange

S&P 500 E-MINI	Notional Amount	Value	Unrealized Appreciation
6 /JUN 2026 / Long / CME	$2,090,788	$2,278,725	$187,938

S&P MIDCAP INDEX FUND
Portfolio of Investments
May 31, 2026

Security Description	Shares	Value
Common Stock (99.03%)

Basic Materials (4.79%)
Alcoa Corp	8,386	$651,089
Ashland Inc	845	48,926
Axalta Coating Systems Ltd*	7,042	216,682
Cabot Corp	1,723	150,780
Carpenter Technology Corp	1,613	756,463
Cleveland-Cliffs Inc*	17,908	243,549
Commercial Metals Co	3,734	283,971
Hecla Mining Co	22,118	393,037
MP Materials Corp*	4,554	294,644
NewMarket Corp	254	196,489
Olin Corp	3,695	95,590
Reliance Inc	1,693	644,644
Royal Gold Inc	2,647	594,199
RPM International Inc	4,152	439,987
Solstice Advanced Materials Inc	5,186	436,817
Westlake Corp	1,130	98,118
Total Basic Materials		5,544,985

Communications (1.53%)
Chewy Inc*	8,020	180,771
Hims & Hers Health Inc*	6,782	177,349
InterDigital Inc	839	211,504
Maplebear Inc*	5,858	233,148
The New York Times Co	5,406	406,585
Nexstar Media Group Inc	939	167,546
Pinterest Inc*	19,667	394,323
Total Communications		1,771,226

Consumer, Cyclical (12.22%)
Abercrombie & Fitch Co*	1,589	122,703
Alaska Air Group Inc*	3,847	177,039
American Airlines Group Inc*	22,014	322,285
Aramark	8,769	468,089
Autoliv Inc	2,263	287,673
AutoNation Inc*	882	165,569
Bath & Body Works Inc	6,798	136,096
BJ’s Wholesale Club Holdings Inc*	4,275	364,572
BorgWarner Inc	6,765	485,862
Boyd Gaming Corp	1,908	157,753
Brunswick Corp	2,146	179,749
Burlington Stores Inc*	2,044	661,909
Capri Holdings Ltd*	3,971	73,503
Cava Group Inc*	2,885	224,049
Choice Hotels International Inc	417	45,403
Churchill Downs Inc	2,254	196,571
Columbia Sportswear Co	286	18,927
Core & Main Inc*	6,325	312,771
Crocs Inc*	1,713	203,282
Dick’s Sporting Goods Inc	2,003	455,823
Dolby Laboratories Inc	1,989	111,006
Dutch Bros Inc*	4,114	238,612

FirstCash Holdings Inc	1,281	281,705
Five Below Inc*	1,820	413,795
Floor & Decor Holdings Inc*	3,553	182,624
GameStop Corp*	13,927	294,974
The Gap Inc	7,538	159,429
Gentex Corp	7,218	174,387
The Goodyear Tire & Rubber Co*	5,105	31,141
Harley-Davidson Inc	4,115	99,501
Hilton Grand Vacations Inc*	1,024	53,268
Hyatt Hotels Corp	1,412	256,080
KB Home	2,135	104,316
Lear Corp	1,712	245,021
Lithia Motors Inc	800	232,712
Macy’s Inc	9,189	199,953
Mattel Inc*	10,259	153,269
MSC Industrial Direct Co Inc	1,495	163,658
Murphy USA Inc	552	279,329
Ollie’s Bargain Outlet Holdings Inc*	2,046	167,015
Penske Automotive Group Inc	602	100,757
Planet Fitness Inc*	2,799	149,774
Polaris Inc	1,745	123,145
PVH Corp	1,496	139,547
RB Global Inc	6,096	648,311
RH*	534	79,294
The Scotts Miracle-Gro Co	772	45,548
Somnigroup International Inc	6,858	485,615
Taylor Morrison Home Corp*	3,297	192,875
Texas Roadhouse Inc	2,217	400,435
Thor Industries Inc	1,627	128,663
Toll Brothers Inc	3,095	428,781
Travel + Leisure Co	2,123	144,364
Vail Resorts Inc	1,186	158,450
VF Corp	10,943	188,001
Visteon Corp	891	105,396
Warner Music Group Corp	4,802	151,455
Watsco Inc	1,164	427,304
WESCO International Inc	1,607	580,400
Whirlpool Corp	1,984	86,145
Wingstop Inc	916	143,775
Wyndham Hotels & Resorts Inc	2,493	200,088
YETI Holdings Inc*	2,709	129,951
Total Consumer, Cyclical		14,139,497

Consumer, Non-Cyclical (14.11%)
Albertsons Cos Inc	12,090	188,725
API Group Corp*	11,987	491,467
Arrowhead Pharmaceuticals Inc*	4,460	347,479
Avantor Inc*	22,738	207,371
Avis Budget Group Inc*	559	98,295
BellRing Brands Inc*	4,550	38,038
BioMarin Pharmaceutical Inc*	6,406	367,000
Bio-Rad Laboratories Inc*	609	190,300
Booz Allen Hamilton Holding Corp	4,018	318,145
The Boston Beer Co Inc*	156	27,656
The Brink’s Co	1,371	142,611
Bruker Corp	3,748	220,720
Celsius Holdings Inc*	5,176	172,206
Chemed Corp	486	207,235
Coca-Cola Consolidated Inc	1,830	317,066
Cytokinetics Inc*	4,049	310,801
Darling Ingredients Inc*	5,193	306,906
DENTSPLY SIRONA Inc	6,462	67,657
Elanco Animal Health Inc*	16,383	390,735
elf Beauty Inc*	2,000	112,000

Encompass Health Corp	3,360	355,656
The Ensign Group Inc	1,911	320,379
Envista Holdings Corp*	5,544	130,561
Euronet Worldwide Inc*	1,266	91,760
Exelixis Inc*	8,485	428,323
Flowers Foods Inc	3,622	27,672
FTI Consulting Inc*	1,059	162,218
Globus Medical Inc*	3,677	301,073
Graham Holdings Co	121	132,772
Grand Canyon Education Inc*	925	138,611
H&R Block Inc	4,173	160,619
Haemonetics Corp*	1,554	105,377
Halozyme Therapeutics Inc*	3,958	263,365
HealthEquity Inc*	2,885	253,851
Illumina Inc*	5,043	821,807
Ingredion Inc	2,097	212,720
Jazz Pharmaceuticals PLC*	2,023	478,419
Lantheus Holdings Inc*	2,186	217,070
LivaNova PLC*	1,836	135,497
The Marzetti Company	691	77,351
Masimo Corp*	1,478	263,749
Medpace Holdings Inc*	751	335,780
Morningstar Inc	750	136,515
Neurocrine Biosciences Inc*	3,229	511,151
Option Care Health Inc*	5,414	112,990
Paylocity Holding Corp*	1,425	163,775
Penumbra Inc*	1,301	414,108
Performance Food Group Co*	5,222	512,748
Pilgrim’s Pride Corp	731	20,695
Post Holdings Inc*	1,378	126,556
Repligen Corp*	1,744	216,169
Roivant Sciences Ltd*	15,090	452,549
Service Corp International	4,539	341,287
Shift4 Payments Inc*	2,456	109,439
Sotera Health Co*	7,770	121,523
Sprouts Farmers Market Inc*	3,210	265,210
Tenet Healthcare Corp*	2,885	505,798
TransUnion	6,289	450,041
UL Solutions Inc	2,437	242,482
United Therapeutics Corp*	1,421	791,238
US Foods Holding Corp*	7,206	589,811
Valvoline Inc*	4,116	138,915
WEX Inc*	1,130	163,805
Total Consumer, Non-Cyclical		16,323,848

Energy (5.36%)
Antero Midstream Corp	10,945	229,407
Antero Resources Corp*	9,621	343,951
Chord Energy Corp	1,910	251,872
CNX Resources Corp*	4,450	149,921
DT Midstream Inc	3,389	474,392
HF Sinclair Corp	5,063	353,853
Matador Resources Co	3,983	213,489
Murphy Oil Corp	4,384	158,657
Nextpower Inc*	4,845	757,758
NOV Inc	12,039	240,298
Ovintiv Inc	9,072	508,395
PBF Energy Inc	2,663	108,384
Permian Resources Corp	24,662	474,250
Range Resources Corp	7,947	309,536
TechnipFMC PLC	13,100	896,302
Valaris Ltd*	2,124	196,746
Viper Energy Inc	6,126	278,733
Weatherford International PLC	2,430	251,845
Total Energy		6,197,789

Financial (20.23%)
Banks (5.74%)
Associated Banc-Corp	5,294	147,226
Bank OZK	3,390	164,042
Columbia Banking System Inc	9,865	292,399
Commerce Bancshares Inc	4,187	218,645
Cullen/Frost Bankers Inc	2,110	285,947
East West Bancorp Inc	4,455	545,916
First Financial Bankshares Inc	4,562	149,086
First Horizon Corp	16,165	391,678
Flagstar Bank NA	9,983	140,361
FNB Corp/PA	11,757	205,512
Glacier Bancorp Inc	4,062	193,148
Hancock Whitney Corp	2,757	187,807
Home BancShares Inc	5,919	158,392
International Bancshares Corp	1,751	126,352
Old National Bancorp	11,315	271,673
Pinnacle Financial Partners Inc	4,933	482,151
Prosperity Bancshares Inc	3,118	215,017
SOUTHSTATE BANK CORP	3,255	308,411
Texas Capital Bancshares Inc	1,443	143,564
UMB Financial Corp	2,414	316,862
United Bankshares Inc	4,559	197,906
Valley National Bancorp	15,531	213,862
Webster Financial Corp	5,223	379,817
Western Alliance Bancorp	3,355	267,226
Wintrust Financial Corp	2,208	331,708
Zions Bancorp NA	4,925	307,566
		6,642,274
Diversified Financial Service (2.73%)
Affiliated Managers Group Inc	928	281,045
Ally Financial Inc	9,345	400,059
Evercore Inc	1,268	432,210
Federated Hermes Inc	2,393	134,152
Hamilton Lane Inc	1,349	117,538
Houlihan Lokey Inc	1,813	256,830
Janus Henderson Group LTD	4,079	210,925
Jefferies Financial Group Inc	5,447	287,166
SEI Investments Co	3,134	275,416
SLM Corp	6,955	153,845
Stifel Financial Corp	4,946	346,962
Voya Financial Inc	3,141	255,112
		3,151,260
Insurance (4.19%)
American Financial Group Inc	2,342	303,992
Brighthouse Financial Inc*	1,851	115,780
CNO Financial Group Inc	3,144	144,530
Corebridge Financial Inc	8,341	225,207
Equitable Holdings Inc	9,457	391,047
Essent Group Ltd	3,287	190,284
Fidelity National Financial Inc	8,253	390,780
First American Financial Corp	3,345	221,539
The Hanover Insurance Group Inc	1,174	218,599
Kinsale Capital Group Inc	738	224,920
MGIC Investment Corp	7,167	180,752
Old Republic International Corp	7,626	283,916
Primerica Inc	1,033	278,879
Reinsurance Group of America Inc	2,128	427,175
RenaissanceRe Holdings Ltd	1,420	398,097
RLI Corp	2,958	148,018
Ryan Specialty Holdings Inc	3,774	120,202
Selective Insurance Group Inc	1,956	169,272

Unum Group	4,985	414,902
		4,847,891
Private Equity (0.35%)
The Carlyle Group Inc	8,676	394,151
Sycamore Partners LLC*	6,060	12,908
		407,059

Real Estate (7.22%)
Agree Realty Corp	3,709	275,022
American Healthcare REIT Inc	5,885	287,718
American Homes 4 Rent	10,750	344,860
Annaly Capital Management Inc	23,472	512,863
Brixmor Property Group Inc	10,212	312,079
CareTrust REIT Inc	7,299	297,945
COPT Defense Properties	3,658	117,275
Cousins Properties Inc	5,488	147,133
CubeSmart	7,519	300,760
EastGroup Properties Inc	1,774	358,188
EPR Properties	2,597	148,159
Equity LifeStyle Properties Inc	6,465	399,343
First Industrial Realty Trust Inc	4,417	273,280
Gaming and Leisure Properties Inc	9,341	438,747
Healthcare Realty Trust Inc	11,398	227,048
Independence Realty Trust Inc	8,314	134,936
Jones Lang LaSalle Inc*	1,528	431,370
Kilroy Realty Corp	3,417	117,101
Kite Realty Group Trust	7,108	194,901
Lamar Advertising Co	2,813	428,870
National Storage Affiliates Trust	1,276	54,421
NNN REIT Inc	6,262	278,722
Omega Healthcare Investors Inc	9,699	453,525
Park Hotels & Resorts Inc	6,703	81,307
Rayonier Inc	7,414	154,878
Rexford Industrial Realty Inc	7,687	272,658
Sabra Health Care REIT Inc	8,392	166,917
STAG Industrial Inc	6,229	235,892
Starwood Property Trust Inc	11,362	194,063
Vornado Realty Trust	5,380	181,575
WP Carey Inc	7,097	528,159
		8,349,715

Total Financial		23,398,199

Industrial (26.36%)
AAON Inc	2,191	307,178
Acuity Inc	1,026	313,043
Advanced Drainage Systems Inc	2,386	332,036
Advanced Energy Industries Inc	1,247	376,818
AECOM	4,289	297,528
AeroVironment Inc*	1,061	219,882
AGCO Corp	2,042	229,276
Applied Industrial Technologies Inc	1,218	370,041
AptarGroup Inc	2,103	243,633
Arrow Electronics Inc*	1,717	368,520
ATI Inc*	4,484	785,417
Avient Corp	2,965	105,020
Avnet Inc	2,670	232,103
Belden Inc	1,290	135,553
BWX Technologies Inc	2,960	579,805
Carlisle Cos Inc	1,332	459,287
Chart Industries Inc*	1,491	309,860
Clean Harbors Inc*	1,626	456,955
CNH Industrial NV	29,177	297,897
Cognex Corp	5,525	363,821

Crane Co	1,614	295,362
Crown Holdings Inc	3,692	351,035
Curtiss-Wright Corp	1,194	892,646
Donaldson Co Inc	3,751	307,094
Dycom Industries Inc*	955	487,050
Eagle Materials Inc	1,082	239,317
EnerSys	1,250	284,963
Esab Corp	1,873	173,121
Exponent Inc	1,800	104,976
Fabrinet*	1,160	758,826
Flex Ltd*	12,013	1,811,320
Flowserve Corp	4,116	310,799
Fluor Corp*	5,393	246,784
Fortune Brands Innovations Inc	3,890	151,477
GATX Corp	1,172	198,162
Graco Inc	5,369	405,091
Graphic Packaging Holding Co	9,643	108,580
Greif Inc	832	52,691
GXO Logistics Inc*	3,758	188,313
Hexcel Corp	2,479	222,589
ITT Inc	2,639	514,605
Kirby Corp*	1,770	248,844
Knife River Corp*	1,835	144,066
Knight-Swift Transportation Holdings Inc	5,413	409,385
Kratos Defense & Security Solutions Inc*	6,225	399,209
Landstar System Inc	1,133	234,418
Lincoln Electric Holdings Inc	1,782	460,629
Littelfuse Inc	817	381,433
Louisiana-Pacific Corp	2,052	156,732
MasTec Inc*	1,986	751,443
The Middleby Corp*	1,577	244,451
Moog Inc	928	334,052
MSA Safety Inc	1,245	206,421
Mueller Industries Inc	3,693	474,920
Novanta Inc*	1,158	184,504
nVent Electric PLC	5,225	872,523
Oshkosh Corp	2,135	277,550
Owens Corning	2,661	334,807
RBC Bearings Inc*	1,019	582,827
Regal Rexnord Corp	2,214	446,697
Ryder System Inc	1,288	323,095
Saia Inc*	878	414,741
Sensata Technologies Holding PLC	4,717	232,973
Silgan Holdings Inc	2,879	108,135
Simpson Manufacturing Co Inc	1,368	259,564
Sonoco Products Co	3,238	157,626
SPX Technologies Inc*	1,643	355,972
StandardAero Inc*	6,338	181,520
Sterling Infrastructure Inc*	1,000	860,840
TD SYNNEX Corp	2,449	639,875
Terex Corp	3,803	221,259
Tetra Tech Inc	8,767	241,005
Timken Co/The	2,081	266,326
TopBuild Corp*	903	376,984
The Toro Co	3,292	295,885
Trex Co Inc*	3,473	143,782
TTM Technologies Inc*	3,392	589,258
UFP Industries Inc	1,954	158,274
Universal Display Corp	1,431	131,824
Valmont Industries Inc	658	342,035
Vicor Corp*	742	248,451
Vontier Corp	4,784	135,770
Watts Water Technologies Inc	903	279,009
Woodward Inc	1,942	679,758

XPO Inc*	3,801	814,364
Total Industrial		30,491,710

Technology (11.30%)
Allegro MicroSystems Inc*	4,135	197,942
Amkor Technology Inc	3,682	256,120
Appfolio Inc*	824	132,804
Bentley Systems Inc	5,041	164,538
BILL Holdings Inc*	3,103	114,873
Blackbaud Inc*	681	20,900
CACI International Inc*	715	367,160
Cirrus Logic Inc*	1,712	290,954
Commvault Systems Inc*	1,436	170,525
Concentrix Corp	841	23,792
Crane NXT Co	1,744	67,737
DigitalOcean Holdings Inc*	2,631	410,304
Docusign Inc*	6,741	354,037
Doximity Inc*	4,662	99,767
Dropbox Inc*	5,699	153,189
Duolingo Inc*	1,340	149,222
Dynatrace Inc*	9,745	415,040
Entegris Inc	4,977	690,758
Everpure Inc*	10,111	803,926
ExlService Holdings Inc*	5,238	152,059
Genpact Ltd	5,407	178,161
Guidewire Software Inc*	2,849	434,957
IPG Photonics Corp*	478	54,741
KBR Inc	4,297	150,180
Kyndryl Holdings Inc*	7,544	94,074
Lattice Semiconductor Corp*	4,469	657,301
MACOM Technology Solutions Holdings Inc*	2,107	768,296
Manhattan Associates Inc*	1,955	293,348
Maximus Inc	1,824	112,960
MKS Inc	2,175	705,266
Nutanix Inc*	8,769	456,602
Okta Inc*	5,577	687,477
Onto Innovation Inc*	1,617	417,574
Parsons Corp*	1,674	98,933
Pegasystems Inc	3,176	113,478
Qualys Inc*	1,171	127,979
Rambus Inc*	3,553	516,819
Science Applications International Corp	1,490	155,258
Silicon Laboratories Inc*	1,063	231,309
SiTime Corp*	721	512,054
Synaptics Inc*	1,265	173,659
Twilio Inc*	4,910	936,042
UiPath Inc*	13,907	162,990
Total Technology		13,075,105

Utilities (3.13%)
Black Hills Corp	2,592	188,749
Essential Utilities Inc	9,051	333,891
IDACORP Inc	1,750	245,473
National Fuel Gas Co	3,014	232,832
New Jersey Resources Corp	3,297	182,159
Northwestern Energy Group Inc	2,007	141,714
OGE Energy Corp	6,719	317,338
ONE Gas Inc	2,009	156,180
Ormat Technologies Inc	2,058	282,419
Portland General Electric Co	3,675	184,191
Southwest Gas Holdings Inc	2,137	184,231
Spire Inc	1,911	157,199
Talen Energy Corp*	1,479	572,077
TXNM Energy Inc	3,231	191,308

UGI Corp	7,208	251,703
Total Utilities		3,621,464

Total Common Stock (Cost $68,993,252)		114,563,823

United States Treasury Bills (0.95%)
United States Treasury Bill, 0.000%, 03/19/26(a) (Cost $1.098.144)	1,100,000	1,098,113

Total Investments (Cost $70,091,396) (99.98%)		$115,661,936
Other Net Assets (0.02%)		25,137
Net Assets (100.00%)		$115,687,073

* Non-income producing security.

(a) A portion of these securities, a total of $199,657, have been pledged or segregated in connection with obligations for futures contracts.

Futures contracts at May 31, 2026:

Contracts - $100 times premium / delivery month / commitment / exchange

S&P MidCap E-MINI	Notional Amount	Value	Unrealized Appreciation
2 / JUN 2026 / Long / CME	$732,900	$746,400	$13,500

S&P SMALLCAP INDEX FUND
Portfolio of Investments
May 31, 2026

Security Description	Shares	Value
Common Stock (98.33%)

Basic Materials (4.23%)
Arcosa Inc	1,364	$172,887
Balchem Corp	900	141,057
Celanese Corp	3,046	161,834
Century Aluminum Co*	1,480	97,636
The Chemours Co	4,170	92,407
Eastman Chemical Co	3,174	240,811
Element Solutions Inc	6,328	268,497
FMC Corp	3,475	47,469
Hawkins Inc	581	89,921
HB Fuller Co	1,510	96,761
Ingevity Corp*	1,000	67,820
Innospec Inc	777	64,444
Kaiser Aluminum Corp	446	81,190
Koppers Holdings Inc	307	12,526
Minerals Technologies Inc	866	66,699
Quaker Chemical Corp	430	61,718
Rogers Corp*	465	65,807
Sensient Technologies Corp	1,181	134,457
Stepan Co	674	35,621
Sylvamo Corp	1,039	40,802
Total Basic Materials		2,040,364

Communications (6.13%)
A10 Networks Inc	2,244	67,634
Cable One Inc*	95	4,992
Calix Inc*	1,677	66,661
Cargurus Inc*	2,260	67,484
Cogent Communications Holdings Inc	1,530	27,173
ePlus Inc	727	59,679
Etsy Inc*	2,746	186,508
Extreme Networks Inc*	3,735	99,015
Gogo Inc*	1,087	4,968
Harmonic Inc*	3,523	53,233
HealthStream Inc	469	11,711
Iridium Communications Inc	2,919	151,146
Liquidity Services Inc*	405	14,665
Lumen Technologies Inc*	26,251	288,498
Lyft Inc*	11,075	156,268
Match Group Inc	6,567	237,266
People Inc*	1,813	81,386
Q2 Holdings Inc*	1,736	82,200
QuinStreet Inc*	1,079	13,509
Scholastic Corp	718	29,079
Shenandoah Telecommunications Co	715	11,404
Sphere Entertainment Co*	740	102,475
Sprinklr Inc*	2,026	11,305
Telephone and Data Systems Inc	2,734	106,927
TripAdvisor Inc*	3,593	40,170
Uniti Group Inc*	4,987	55,954
Upwork Inc*	4,524	39,902
Versant Media Group Inc	4,044	174,458
Viasat Inc*	3,778	304,582
Viavi Solutions Inc*	6,437	312,581
Yelp Inc*	1,625	37,050
Ziff Davis Inc*	1,240	55,887
Total Communications		2,955,770

Consumer, Cyclical (13.44%)
Academy Sports & Outdoors Inc	1,855	97,944

Acushnet Holdings Corp	767	68,094
Adient PLC*	2,405	54,978
Advance Auto Parts Inc	1,669	100,541
Allegiant Travel Co*	609	55,774
American Eagle Outfitters Inc	4,385	69,283
Asbury Automotive Group Inc*	540	101,363
BJ’s Restaurants Inc*	331	15,574
Boot Barn Holdings Inc*	846	143,710
Brinker International Inc*	1,211	172,422
The Buckle Inc	945	43,347
Caesars Entertainment Inc*	5,678	164,946
Callaway Golf Co*	3,887	59,860
CarMax Inc*	3,944	175,981
Carter’s Inc	1,144	44,147
Cavco Industries Inc*	215	115,352
Central Garden & Pet Co*	1,601	54,642
Century Communities Inc	842	44,474
Champion Homes Inc*	1,538	113,243
The Cheesecake Factory Inc	1,275	84,201
Cinemark Holdings Inc	2,870	80,360
Cracker Barrel Old Country Store Inc	414	14,001
Dana Inc	3,124	110,621
Dauch Corp*	2,295	15,239
Dorman Products Inc*	773	95,790
Dream Finders Homes Inc*	540	8,348
Ethan Allen Interiors Inc	418	8,619
Fox Factory Holding Corp*	787	14,197
Freshpet Inc*	1,357	70,021
Gentherm Inc*	848	29,417
G-III Apparel Group Ltd	1,257	40,639
Green Brick Partners Inc*	957	64,368
Group 1 Automotive Inc	328	103,760
HNI Corp	1,672	52,150
Installed Building Products Inc	630	132,287
Interface Inc	1,624	48,070
JetBlue Airways Corp*	8,237	45,056
Kohl’s Corp	3,522	50,576
Kontoor Brands Inc	1,422	102,057
La-Z-Boy Inc	1,294	48,629
LCI Industries	673	73,370
Leggett & Platt Inc	4,251	43,658
LGI Homes Inc*	565	27,013
Life Time Group Holdings Inc*	4,232	139,995
LKQ Corp	7,121	193,122
M/I Homes Inc*	727	95,688
Madison Square Garden Sports Corp*	500	187,145
MarineMax Inc*	339	11,675
Marriott Vacations Worldwide Corp	850	72,148
Meritage Homes Corp	1,858	121,216
MillerKnoll Inc	2,095	33,897
Monarch Casino & Resort Inc	380	45,699
National Vision Holdings Inc*	2,489	41,691
Newell Brands Inc	13,160	44,744
OneSpaWorld Holdings Ltd	2,836	67,355
OPENLANE Inc*	2,956	112,624
Oxford Industries Inc	279	12,449
Papa John’s International Inc	1,029	35,202
Patrick Industries Inc	925	83,731
PC Connection Inc	214	14,892
Peloton Interactive Inc*	11,396	72,934
Penn Entertainment Inc*	3,543	66,715
Phinia Inc	1,054	81,432
PriceSmart Inc	702	119,333
Pursuit Attractions and Hospitality Inc*	598	26,772
Red Rock Resorts Inc	1,350	78,813
Resideo Technologies Inc*	3,831	119,795
Rush Enterprises Inc	1,687	116,960
Sabre Corp*	6,697	11,787
Sally Beauty Holdings Inc*	2,698	35,829

ScanSource Inc*	606	28,040
Shake Shack Inc*	1,235	79,423
Signet Jewelers Ltd	1,131	98,838
Six Flags Entertainment Corp*	3,115	65,446
SkyWest Inc*	1,115	95,500
Sonic Automotive Inc	465	38,418
Sonos Inc*	3,362	53,052
Standard Motor Products Inc	766	30,020
Steven Madden Ltd	2,021	87,792
Under Armour Inc - Class A*	6,107	35,848
Under Armour Inc - Class C*	1,929	11,053
UniFirst Corp	403	106,964
United Parks & Resorts Inc*	933	37,441
Urban Outfitters Inc*	1,496	108,684
Versigent PLC*	1,972	87,005
Victoria’s Secret & Co*	2,233	122,815
VSE Corp	801	148,305
The Wendy’s Co	5,370	41,349
Winnebago Industries Inc	442	13,123
Wolverine World Wide Inc	2,573	45,156
XPEL Inc*	828	37,856
Total Consumer, Cyclical		6,473,893

Consumer, Non-Cyclical (17.57%)
ABM Industries Inc	1,630	63,668
Acadia Healthcare Co Inc*	2,832	65,702
ACADIA Pharmaceuticals Inc*	3,482	75,420
AdaptHealth Corp*	3,607	36,539
Addus HomeCare Corp*	572	52,441
ADMA Biologics Inc*	7,471	59,619
ADT Inc	15,950	107,025
Alarm.com Holdings Inc*	1,387	62,568
Alignment Healthcare Inc*	4,453	68,220
Alkermes PLC*	4,593	193,779
AMN Healthcare Services Inc*	1,068	30,940
Amneal Pharmaceuticals Inc*	5,211	68,629
Amphastar Pharmaceuticals Inc*	555	10,462
The Andersons Inc	934	65,931
ANI Pharmaceuticals Inc*	551	43,259
Arcus Biosciences Inc*	2,383	60,385
Arlo Technologies Inc*	3,253	43,395
Artivion Inc*	1,321	29,313
Astrana Health Inc*	1,354	50,937
Avanos Medical Inc*	1,457	36,134
Azenta Inc*	1,385	31,689
BioLife Solutions Inc*	1,084	27,013
Bright Horizons Family Solutions Inc*	1,573	98,501
BrightSpring Health Services Inc*	3,682	227,104
Cal-Maine Foods Inc	1,246	93,101
Catalyst Pharmaceuticals Inc*	3,214	100,373
Certara Inc*	2,099	12,216
The Chefs’ Warehouse Inc*	1,007	77,076
Collegium Pharmaceutical Inc*	1,069	35,929
Concentra Group Holdings Parent Inc	3,319	82,544
CONMED Corp	972	34,700
Corcept Therapeutics Inc*	2,604	180,952
CoreCivic Inc*	3,140	66,191
CorVel Corp*	868	53,599
Covista Inc*	960	113,088
Cytek Biosciences Inc*	2,079	8,711
Del Monte Corp*	1,034	33,233
Deluxe Corp	1,412	34,297
Edgewell Personal Care Co	1,466	25,684
Embecta Corp	1,062	3,590
Enovis Corp*	1,795	40,711
EVERTEC Inc	2,008	49,136
Fortrea Holdings Inc*	3,082	47,432
The GEO Group Inc*	3,803	86,214
Glaukos Corp*	1,597	165,050

Grocery Outlet Holding Corp*	3,620	30,806
Harmony Biosciences Holdings Inc*	1,220	38,540
Healthcare Services Group Inc*	2,211	45,547
Hertz Global Holdings Inc*	2,252	12,161
ICU Medical Inc*	686	92,878
Indivior Pharmaceuticals Inc*	3,473	125,097
Innoviva Inc*	2,079	44,532
Insperity Inc	1,199	41,330
Inspire Medical Systems Inc*	878	36,314
Integer Holdings Corp*	974	87,056
Integra LifeSciences Holdings Corp*	1,302	20,884
Interparfums Inc	573	54,074
J & J Snack Foods Corp	477	36,309
John B Sanfilippo & Son Inc	142	10,637
John Wiley & Sons Inc	1,264	53,189
Korn Ferry	1,452	101,611
Krystal Biotech Inc*	717	221,575
Lamb Weston Holdings Inc	3,863	166,804
Laureate Education Inc*	3,730	119,323
Legalzoom.com Inc*	1,821	11,454
LeMaitre Vascular Inc	655	61,996
Ligand Pharmaceuticals Inc*	547	126,882
ManpowerGroup Inc	1,287	40,708
MarketAxess Holdings Inc	1,034	134,461
Matthews International Corp	488	12,952
Merit Medical Systems Inc*	1,649	103,986
Molina Healthcare Inc*	1,432	248,595
Monro Inc	471	7,748
National Beverage Corp*	651	24,080
National HealthCare Corp	381	70,264
Neogen Corp*	6,677	59,893
NeoGenomics Inc*	4,062	42,732
Simmons First National Corp	4,027	86,379
The Simply Good Foods Co*	2,673	30,793
Omnicell Inc*	1,408	62,149
Organon & Co	7,232	96,475
Pacira BioSciences Inc*	1,290	29,954
Payoneer Global Inc*	8,032	41,766
Pediatrix Medical Group Inc*	2,642	56,909
Perdoceo Education Corp	1,992	64,501
Perrigo Co PLC	3,828	42,299
Phibro Animal Health Corp	691	21,276
Prestige Consumer Healthcare Inc*	1,316	62,549
Privia Health Group Inc*	3,216	69,176
PROG Holdings Inc	1,241	45,632
Progyny Inc*	2,230	56,999
Protagonist Therapeutics Inc*	1,634	162,681
PTC Therapeutics Inc*	2,233	164,907
Quanex Building Products Corp	1,564	29,106
QuidelOrtho Corp*	1,043	13,580
RadNet Inc*	1,937	107,562
Remitly Global Inc*	4,768	95,455
Reynolds Consumer Products Inc	1,856	40,220
Robert Half Inc	2,764	81,372
Sarepta Therapeutics Inc*	3,313	59,203
Select Medical Holdings Corp	3,459	57,074
Sezzle Inc*	475	56,121
STAAR Surgical Co*	1,561	46,658
Strategic Education Inc	729	55,951
Stride Inc*	1,169	107,992
Supernus Pharmaceuticals Inc*	1,595	73,657
Tandem Diabetes Care Inc*	2,081	35,793
Teleflex Inc	1,229	158,099
TG Therapeutics Inc*	3,782	143,489
Tootsie Roll Industries Inc	687	25,907
TransMedics Group Inc*	1,049	70,493
UFP Technologies Inc*	242	53,264
United Natural Foods Inc*	1,695	87,038
Universal Corp	782	40,562

Universal Technical Institute Inc*	1,408	52,673
Upbound Group Inc	1,636	31,428
US Physical Therapy Inc	477	30,652
Veracyte Inc*	2,199	101,902
Vericel Corp*	1,552	51,728
Verra Mobility Corp*	5,009	22,591
Vestis Corp*	3,120	40,310
Vir Biotechnology Inc*	3,582	34,172
The Vita Coco Co Inc*	1,219	91,583
Vital Farms Inc*	634	6,346
WD-40 Co	375	74,989
WillScot Holdings Corp	5,061	130,220
Xencor Inc*	2,241	26,623
Total Consumer, Non-Cyclical		8,465,176

Energy (6.33%)
Alpha Metallurgical Resources Inc*	300	59,691
Archrock Inc	4,878	163,364
Atlas Energy Solutions Inc	2,364	39,455
Bristow Group Inc	772	32,146
California Resources Corp	2,185	129,549
Comstock Resources Inc*	2,582	34,418
Core Laboratories Inc	793	10,840
Core Natural Resources Inc	1,425	126,027
Crescent Energy Co	6,761	78,157
CVR Energy Inc	1,024	34,017
DNOW Inc*	5,165	66,060
Enphase Energy Inc*	3,640	248,830
Helix Energy Solutions Group Inc*	4,294	40,149
Helmerich & Payne Inc	2,777	105,943
Innovex International Inc*	1,307	34,910
Kinetik Holdings Inc	1,264	58,081
Kodiak Gas Services Inc	2,191	146,468
Liberty Energy Inc	4,508	131,904
Magnolia Oil & Gas Corp	5,032	137,676
Noble Corp PLC	3,498	162,587
Northern Oil & Gas Inc	2,902	63,177
Oceaneering International Inc*	2,775	106,088
Par Pacific Holdings Inc*	1,399	78,568
Patterson-UTI Energy Inc	9,609	107,717
Peabody Energy Corp	3,382	91,483
REX American Resources Corp*	889	41,570
SM Energy Co	6,297	193,381
SolarEdge Technologies Inc*	1,663	126,970
Sunrun Inc*	6,455	107,928
Talos Energy Inc*	3,949	57,932
Tidewater Inc*	1,282	94,214
Warrior Met Coal Inc	1,462	138,217
Total Energy		3,047,517

Financial (22.84%)
Banks (6.95%)
Ameris Bancorp	1,786	150,578
Atlantic Union Bankshares Corp	3,944	148,373
BancFirst Corp	578	63,748
The Bancorp Inc*	1,178	64,978
Bank of Hawaii Corp	1,106	84,720
BankUnited Inc	2,062	95,656
Banner Corp	948	61,620
Cathay General Bancorp	1,869	107,767
Central Pacific Financial Corp	809	27,797
City Holding Co	452	56,188
Community Financial System Inc	1,465	93,233
Customers Bancorp Inc*	976	73,337
CVB Financial Corp	4,000	81,440
Dime Commercial Bancshares Inc	1,423	53,249
Eagle Bancorp Inc	433	11,817
FB Financial Corp	1,239	65,283
First BanCorp	4,328	103,785

First Bancorp/Southern Pines NC	1,153	67,831
First Commonwealth Financial Corp	3,217	60,930
First Financial Bancorp	2,878	88,527
First Hawaiian Inc	3,413	92,083
First Interstate BancSystem Inc	2,447	87,113
Fulton Financial Corp	5,326	115,521
Hanmi Financial Corp	930	28,012
Heritage Financial Corp	1,300	35,425
Hilltop Holdings Inc	1,308	49,338
Hope Bancorp Inc	4,024	50,461
Independent Bank Corp	1,379	109,051
Lakeland Financial Corp	791	47,958
National Bank Holdings Corp	1,406	58,813
NBT Bancorp Inc	1,455	67,279
OFG Bancorp	1,358	61,870
Park National Corp	466	79,947
Pathward Financial Inc	683	56,170
Preferred Bank/Los Angeles CA	355	34,016
Renasant Corp	2,632	107,175
S&T Bancorp Inc	1,174	52,936
Seacoast Banking Corp of Florida	2,946	89,293
ServisFirst Bancshares Inc	1,398	109,030
Southside Bancshares Inc	877	28,731
Stellar Bancorp Inc	1,434	53,546
Tompkins Financial Corp	396	34,115
Triumph Financial Inc*	709	50,516
TrustCo Bank Corp NY	283	14,662
Trustmark Corp	1,641	72,467
United Community Banks Inc	3,355	110,547
Walker & Dunlop Inc	1,045	52,449
Westamerica BanCorp	755	41,895
		3,351,276
Diversified Financial Service (4.00%)
Acadian Asset Management Inc	811	58,643
Artisan Partners Asset Management Inc	1,960	73,382
BGC Group Inc	10,103	105,576
Bread Financial Holdings Inc	1,226	109,200
Cohen & Steers Inc	864	60,307
Enact Holdings Inc	886	37,026
Encore Capital Group Inc*	700	55,951
Enova International Inc*	687	110,957
EZCORP Inc*	1,633	51,015
Moelis & Co	2,058	138,483
Navient Corp	1,307	11,188
Piper Sandler Cos	1,880	147,411
PJT Partners Inc	676	103,360
PRA Group Inc*	1,085	16,557
Radian Group Inc	3,769	128,711
StepStone Group Inc	2,167	106,855
StoneX Group Inc*	1,948	220,806
Victory Capital Holdings Inc	1,320	111,606
Virtu Financial Inc	2,220	111,333
Virtus Investment Partners Inc	199	28,463
Western Union Co	8,842	71,885
WisdomTree Inc	3,606	68,694
		1,927,409
Insurance (2.51%)
AMERISAFE Inc	353	10,819
Assured Guaranty Ltd	1,205	89,423
Employers Holdings Inc	765	33,278
Genworth Financial Inc*	11,110	95,102
Goosehead Insurance Inc*	764	26,274
HCI Group Inc	329	50,689
Horace Mann Educators Corp	1,249	57,117
Jackson Financial Inc	1,970	203,127
Lincoln National Corp	4,702	165,934
Mercury General Corp	739	72,444
NMI Holdings Inc*	2,115	75,929
Palomar Holdings Inc*	737	78,888

ProAssurance Corp*	1,614	38,720
Safety Insurance Group Inc	467	32,769
SiriusPoint Ltd*	2,892	61,744
Stewart Information Services Corp	950	61,731
Trupanion Inc*	1,062	23,173
United Fire Group Inc	744	32,982
		1,210,143
Investment Companies (0.89%)
Cleanspark Inc*	7,115	130,133
HA Sustainable Infrastructure Capital Inc	3,551	145,591
MARA Holdings Inc*	10,521	151,292
		427,016
Real Estate (7.18%)
Acadia Realty Trust	3,645	80,263
Adamas Trust Inc	1,432	13,174
AGNT Inc	1,651	8,123
American Assets Trust Inc	1,486	34,624
Apollo Commercial Real Estate Finance Inc	4,119	45,144
Apple Hospitality REIT Inc	6,120	89,903
Arbor Realty Trust Inc	6,144	35,328
ARMOUR Residential REIT Inc	2,976	51,038
Blackstone Mortgage Trust Inc	4,412	80,651
Broadstone Net Lease Inc	5,264	106,491
Centerspace	524	35,360
Curbline Properties Corp	2,696	78,534
Cushman & Wakefield Ltd*	6,443	80,151
DiamondRock Hospitality Co	5,667	62,280
Douglas Emmett Inc	5,257	61,191
Easterly Government Properties Inc	1,500	35,970
Ellington Financial Inc	3,507	47,590
Essential Properties Realty Trust Inc	5,838	178,526
Four Corners Property Trust Inc	3,053	76,020
Franklin BSP Realty Trust Inc	1,558	13,508
Getty Realty Corp	1,531	49,803
Global Net Lease Inc	5,985	56,079
Highwoods Properties Inc	3,058	79,814
Innovative Industrial Properties Inc	879	50,973
JBG SMITH Properties	2,014	29,545
Kennedy-Wilson Holdings Inc	3,766	41,464
LTC Properties Inc	1,494	55,891
LXP Industrial Trust	1,643	84,845
The Macerich Co	7,659	172,481
Marcus & Millichap Inc	439	12,397
Medical Properties Trust Inc	13,721	70,114
Millrose Properties Inc	4,289	121,036
NexPoint Residential Trust Inc	342	9,939
Outfront Media Inc	4,047	130,475
Pebblebrook Hotel Trust	3,160	48,190
PennyMac Mortgage Investment Trust	2,731	28,566
Phillips Edison & Co Inc	3,499	140,485
Redwood Trust Inc	1,953	10,585
Rithm Capital Corp	15,464	144,124
Ryman Hospitality Properties Inc	1,752	201,708
Safehold Inc	640	9,581
SL Green Realty Corp	1,979	89,847
The St Joe Co	1,108	70,502
Sunstone Hotel Investors Inc	5,961	64,498
Tanger Inc	3,202	115,496
Terreno Realty Corp	2,898	190,370
Two Harbors Investment Corp	3,290	40,566
Urban Edge Properties	3,504	78,630
Xenia Hotels & Resorts Inc	2,637	45,805
		3,457,678
Savings&Loans (1.31%)
Axos Financial Inc*	1,576	136,970
Banc of California Inc	3,734	71,767
Beacon Financial Corp	2,331	67,809
Capitol Federal Financial Inc	3,750	29,138
Northwest Bancshares Inc	4,485	63,463

Provident Financial Services Inc	3,633	80,616
WaFd Inc	2,110	75,032
WSFS Financial Corp	1,485	106,103
		630,898

Total Financial		11,004,420

Industrial (16.50%)
AAR Corp*	1,086	122,305
Alamo Group Inc	338	50,940
Albany International Corp	798	51,623
Apogee Enterprises Inc	337	12,944
ArcBest Corp	621	84,884
Argan Inc	385	256,803
Armstrong World Industries Inc	1,199	189,322
Astec Industries Inc	718	36,158
Atmus Filtration Technologies Inc	2,267	106,050
AZZ Inc	830	112,473
Badger Meter Inc	819	101,474
Benchmark Electronics Inc	992	83,784
Boise Cascade Co	1,030	71,812
Brady Corp	1,214	104,501
Cactus Inc	1,915	111,147
Casella Waste Systems Inc*	1,738	142,811
CSW Industrials Inc	458	126,852
CTS Corp	808	51,882
Dorian LPG Ltd	1,154	46,414
DXP Enterprises Inc*	389	56,428
Energizer Holdings Inc	1,982	36,112
Enerpac Tool Group Corp	1,656	55,459
Enpro Inc	586	179,896
ESCO Technologies Inc	720	210,168
Everus Construction Group Inc*	1,419	211,105
Federal Signal Corp	1,691	180,430
Forward Air Corp*	373	3,946
Franklin Electric Co Inc	1,064	104,676
Frontdoor Inc*	2,006	124,512
Gates Industrial Corp PLC*	7,062	183,047
Gibraltar Industries Inc*	1,002	38,727
Granite Construction Inc	1,210	165,576
The Greenbrier Cos Inc	859	40,467
Griffon Corp	1,088	95,722
Hayward Holdings Inc*	5,550	78,311
Hub Group Inc	1,685	69,995
Ichor Holdings Ltd*	957	68,445
Insteel Industries Inc	329	9,044
International Seaways Inc	1,126	86,916
Itron Inc*	1,274	105,080
JBT Marel Corp	1,445	194,194
Kadant Inc	327	104,372
Kennametal Inc	2,119	69,503
Knowles Corp*	2,362	88,362
Lindsay Corp	328	35,847
Marten Transport Ltd	1,610	27,756
Masterbrand Inc*	5,154	44,738
Materion Corp	576	126,743
Matson Inc	867	157,187
Mercury Systems Inc*	1,469	164,087
Metallus Inc*	610	11,987
Mirion Technologies Inc*	6,806	124,414
Mohawk Industries Inc*	1,444	155,114
Mueller Water Products Inc	4,350	109,664
MYR Group Inc*	431	200,441
O-I Glass Inc*	4,783	41,851
OSI Systems Inc*	430	93,203
Plexus Corp*	745	199,928
Powell Industries Inc	790	224,692
Primoris Services Corp	1,503	189,047
Proto Labs Inc*	658	49,850

Ralliant Corp	3,138	194,148
RXO Inc*	4,567	116,824
Sanmina Corp*	1,519	394,530
Schneider National Inc	1,564	55,272
Standex International Corp	337	93,352
Tennant Co	556	47,877
Trinity Industries Inc	2,230	72,341
Vishay Intertechnology Inc	3,435	178,792
Werner Enterprises Inc	1,837	76,254
World Kinect Corp	1,744	50,245
Worthington Enterprises Inc	979	55,578
Worthington Steel Inc	904	38,140
Zurn Elkay Water Solutions Corp	4,129	194,063
		7,948,637

Technology (9.16%)
ACI Worldwide Inc*	2,867	125,202
ACM Research Inc*	1,482	128,282
Adeia Inc	3,046	81,389
Agilysys Inc*	709	61,371
Alpha & Omega Semiconductor Ltd*	758	34,375
Amentum Holdings Inc*	4,275	99,308
Axcelis Technologies Inc*	854	128,450
BlackLine Inc*	1,390	40,866
Box Inc*	3,984	107,409
Clear Secure Inc	2,466	136,740
Cohu Inc*	1,433	75,591
Diebold Nixdorf Inc*	978	79,355
Digi International Inc*	1,046	69,873
Diodes Inc*	1,276	134,388
Donnelley Financial Solutions Inc*	833	33,062
DoubleVerify Holdings Inc*	4,197	40,711
DXC Technology Co*	5,329	52,810
FormFactor Inc*	2,156	268,616
Grid Dynamics Holdings Inc*	1,211	8,719
Impinj Inc*	748	112,948
Insight Enterprises Inc*	862	91,700
Kulicke & Soffa Industries Inc	1,455	148,250
Life360 Inc*	2,181	92,671
LiveRamp Holdings Inc*	1,756	65,955
MaxLinear Inc*	2,260	210,022
N-able Inc*	1,374	5,084
NCR Atleos Corp*	2,056	91,698
NCR Voyix Corp*	4,348	31,262
NetScout Systems Inc*	1,908	79,411
Paycom Software Inc	1,359	189,812
PDF Solutions Inc*	1,090	53,225
Penguin Solutions Inc*	1,330	74,254
Photronics Inc*	1,643	53,151
Pitney Bowes Inc	4,544	73,158
Power Integrations Inc	1,544	129,696
Progress Software Corp*	1,322	43,401
Qorvo Inc*	2,346	242,952
RingCentral Inc	2,109	91,341
Schrodinger Inc*	1,052	15,990
Semtech Corp*	2,574	392,638
SPS Commerce Inc*	1,049	59,531
Teradata Corp*	2,592	88,258
Ultra Clean Holdings Inc*	1,262	107,989
Veeco Instruments Inc*	1,677	96,662
Waystar Holding Corp*	3,193	63,573
Total Technology		4,411,149

Utilities (2.13%)
American States Water Co	1,077	83,220
Avista Corp	2,263	93,847
California Water Service Group	1,657	74,731
Chesapeake Utilities Corp	657	81,021
Clearway Energy Inc	3,323	136,775

H2O America	1,162	67,198
Hawaiian Electric Industries Inc*	5,299	70,477
MDU Resources Group Inc	5,686	119,861
MGE Energy Inc	1,016	76,708
Middlesex Water Co	562	29,522
Northwest Natural Holding Co	1,303	63,182
Otter Tail Corp	1,165	100,959
Unitil Corp	603	30,168
Total Utilities		1,027,669

Total Common Stock (Cost $32,398,578)		47,374,595

United States Treasury Bills (1.66%)
United States Treasury Bill, 0.000%, 03/19/26(a) (Cost $798,642)	800,000	798,628

Right (0.00%)
OmniAb Inc - 15*,(b)	401	—
OmniAb Inc - 12.5*,(b)	401	—
Total Right (Cost $0)		—

Total Investments (Cost $33,197,219) (99.99%)		$48,173,223
Other Net Assets (0.01%)		6,074
Net Assets (100.00%)		$48,179,297

* Non-income producing security.

(a) A portion of these securities, a total of $99,829, have been pledged or segregated in connection with obligations for futures contracts.

(b) Level 3 security fair valued under procedures established by the Board of Trustees, represents 0% of net assets. The total value of the fair value securities is $0.

Futures contracts at May 31, 2026:

Contracts - $50 times premium / delivery month / commitment / exchange

Russell 2000 E-MINI	Notional Amount	Value	Unrealized Appreciation
5 / JUN 2026 / Long / CME	$700,315	$731,075	$30,760

SHELTON EQUITY INCOME FUND
Portfolio of Investments
May 31, 2026

Security Description	Shares	Value
Common Stock (89.72%)

Basic Materials (1.78%)
CF Industries Holdings Inc(a)	75,700	$8,504,895
Linde PLC(a)	23,500	11,695,715
Total Basic Materials		20,200,610

Communications (16.31%)
Alphabet Inc(a)	85,900	32,671,206
Amazon.com Inc*,(a)	88,300	23,897,512
Arista Networks Inc*,(a)	110,400	17,605,488
AT&T Inc(a)	144,400	3,581,120
Booking Holdings Inc(a)	40,000	6,697,200
Cisco Systems Inc(a)	102,100	12,294,882
Comcast Corp(a)	435,400	10,828,398
eBay Inc(a)	55,300	6,042,631
Meta Platforms Inc(a)	54,600	34,535,046
Netflix Inc*,(a)	112,900	9,711,658
T-Mobile US Inc(a)	7,700	1,443,981
Verizon Communications Inc	165,900	7,931,679
The Walt Disney Co(a)	179,800	18,309,034
Total Communications		185,549,835

Consumer, Cyclical (9.46%)
Amerityre Corp*,#	20,000,000	768,800
Chipotle Mexican Grill Inc*,(a)	154,000	4,906,440
Cummins Inc(a)	20,000	12,932,600
Deckers Outdoor Corp*	29,400	3,347,190
DR Horton Inc(a)	33,000	4,853,970
Fastenal Co(a)	61,400	2,713,880
General Motors Co(a)	112,200	9,339,528
Hilton Worldwide Holdings Inc(a)	24,700	8,093,202
The Home Depot Inc(a)	29,500	9,355,630
O’Reilly Automotive Inc*,(a)	61,000	5,299,680
Target Corp(a)	59,200	7,522,544
Tesla Inc*,(a)	19,400	8,454,326
The TJX Cos Inc(a)	76,400	11,822,900
Ulta Beauty Inc*,(a)	12,900	6,564,165
Walmart Inc(a)	101,000	11,690,750
Total Consumer, Cyclical		107,665,605

Consumer, Non-Cyclical (11.36%)
Bristol-Myers Squibb Co(a)	236,200	13,505,916
Centene Corp*,(a)	130,600	7,783,760
The Coca-Cola Co(a)	100,900	7,972,109
CVS Health Corp(a)	74,100	6,741,618
Eli Lilly & Co(a)	13,700	15,138,500
The Hershey Co(a)	18,700	3,628,361
Intuitive Surgical Inc*,(a)	27,200	11,550,208
Johnson & Johnson(a)	71,900	16,201,227
Merck & Co Inc(a)	131,300	15,587,936
Monster Beverage Corp*,(a)	113,300	9,979,464
PayPal Holdings Inc(a)	113,300	5,070,175
The Procter & Gamble Co(a)	55,500	7,967,580
Thermo Fisher Scientific Inc(a)	4,500	2,216,295
UnitedHealth Group Inc(a)	15,600	5,932,836
Total Consumer, Non-Cyclical		129,275,985

Energy (3.03%)
Chevron Corp(a)	55,900	10,199,514
ConocoPhillips(a)	72,800	8,297,744
ExxonMobil Holdings Corp(a)	77,200	11,214,072
Halliburton Co(a)	124,000	4,817,400
Total Energy		34,528,730

Financial (11.78%)
Banks (5.39%)
Bank of America Corp(a)	202,400	10,443,840

Citigroup Inc(a)	111,200	14,000,080
The Goldman Sachs Group Inc(a)	25,000	25,639,000
JPMorgan Chase & Co(a)	37,400	11,194,194
		61,277,114
Diversified Financial Service (2.37%)
American Express Co(a)	36,300	11,487,861
Mastercard Inc(a)	31,200	15,412,176
		26,900,037
Insurance (2.39%)
Berkshire Hathaway Inc*,(a)	23,900	11,340,072
The Travelers Cos Inc(a)	54,500	15,908,005
		27,248,077

Real Estate (1.63%)
CBRE Group Inc*,(a)	95,900	11,991,336
Iron Mountain Inc(a)	51,300	6,579,225
		18,570,561

Total Financial		133,995,789

Industrial (6.60%)
Amphenol Corp(a)	41,900	6,233,044
Caterpillar Inc(a)	22,700	19,882,249
General Dynamics Corp(a)	19,600	6,797,672
Norfolk Southern Corp(a)	39,400	12,015,424
RTX Corp(a)	60,400	10,851,464
Trane Technologies PLC(a)	42,800	19,315,640
Total Industrial		75,095,493

Technology (27.28%)
Accenture PLC(a)	35,300	6,603,571
Adobe Inc*,(a)	15,100	3,914,071
Advanced Micro Devices Inc*,(a)	48,400	24,979,240
Apple Inc(a)	106,500	33,234,390
Applied Materials Inc(a)	11,000	4,950,660
Broadcom Inc(a)	62,200	27,789,094
Cadence Design Systems Inc*,(a)	17,900	6,711,247
Dell Technologies Inc(a)	20,000	8,418,200
Fortinet Inc*,(a)	35,100	4,842,747
Gartner Inc*,(a)	7,900	1,281,380
International Business Machines Corp(a)	37,800	11,256,840
Intuit Inc(a)	12,100	4,011,513
Lam Research Corp(a)	64,400	20,490,792
Leidos Holdings Inc(a)	26,400	3,373,920
Micron Technology Inc(a)	34,600	33,596,600
Microsoft Corp(a)	74,200	33,407,808
MSCI Inc(a)	8,400	5,303,592
NetApp Inc(a)	137,500	23,964,875
NVIDIA Corp(a)	151,200	31,924,368
Oracle Corp(a)	22,700	5,125,206
Salesforce Inc(a)	58,200	11,122,020
ServiceNow Inc*,(a)	33,000	4,104,210
Total Technology		310,406,344

Utilities (2.12%)
Duke Energy Corp(a)	124,900	15,328,977
Vistra Corp(a)	54,700	8,764,581
Total Utilities		24,093,558

Total Common Stock (Cost $984,933,552)		1,020,811,949

Exchange-Traded Funds (4.88%)
Shelton Equity Premium Income ETF (Cost $51,157,635)	1,972,250	55,558,283

United States Treasury Bills (5.47%)
United States Treasury Bill, 0.000%, 03/19/26 (Cost $62,195,047)	62,300,000	62,193,134

Total Investments (Cost $1,098,286,233) (100.07%)		$1,138,563,366
Liabilities in Excess of Other Assets (-0.07%)		(744,640)
Net Assets (100.00%)		$1,137,818,726

* Non-income producing security.

# Security is illiquid. Aggregate value of illiquid securities is $768,800.

(a) A portion of these securities, a total of $1,020,043,149, have been pledged or segregated in connection with obligations for futures contracts.

Written Call Options	Expiration Date	Contracts	Strike Price	Notional Amount	Value
Accenture PLC	06/18/2026	(60)	$190.00	$1,140,000	$(59,700)
Adobe Inc	06/18/2026	(30)	260.00	780,000	(46,500)
Advanced Micro Devices Inc	06/18/2026	(55)	570.00	3,135,000	(86,900)
Alphabet Inc	06/18/2026	(270)	405.00	10,935,000	(82,350)
Amazon.com Inc	06/18/2026	(400)	280.00	11,200,000	(160,800)
American Express Co	06/18/2026	(130)	325.00	4,225,000	(75,400)
Amphenol Corp	06/18/2026	(125)	155.00	1,937,500	(63,750)
Apple Inc	06/18/2026	(530)	320.00	16,960,000	(177,550)
Arista Networks Inc	06/18/2026	(270)	170.00	4,590,000	(118,800)
AT&T Inc	07/17/2026	(500)	26.00	1,300,000	(19,500)
Bank of America Corp	06/18/2026	(1,300)	53.00	6,890,000	(78,000)
Berkshire Hathaway Inc	06/18/2026	(200)	490.00	9,800,000	(42,600)
Booking Holdings Inc	06/18/2026	(110)	177.00	1,947,000	(26,675)
Bristol-Myers Squibb Co	06/18/2026	(1,200)	60.00	7,200,000	(55,200)
Broadcom Inc	06/18/2026	(50)	460.00	2,300,000	(110,900)
Cadence Design Systems Inc	06/18/2026	(45)	395.00	1,777,500	(38,250)
Caterpillar Inc	06/18/2026	(80)	950.00	7,600,000	(59,200)
CBRE Group Inc	06/18/2026	(400)	135.00	5,400,000	(35,600)
Centene Corp	06/18/2026	(600)	62.50	3,750,000	(57,600)
CF Industries Holdings Inc	06/18/2026	(170)	125.00	2,125,000	(22,270)
Chevron Corp	06/18/2026	(200)	190.00	3,800,000	(36,800)
Chipotle Mexican Grill Inc	06/18/2026	(560)	35.00	1,960,000	(14,000)
Cisco Systems Inc	06/18/2026	(450)	125.00	5,625,000	(107,550)
Citigroup Inc	06/18/2026	(500)	130.00	6,500,000	(95,500)
Th eCoca-Cola Co	06/18/2026	(135)	82.50	1,113,750	(3,240)
Comcast Corp	06/18/2026	(1,500)	29.00	4,350,000	(9,000)
ConocoPhillips	06/18/2026	(280)	122.00	3,416,000	(27,160)
Cummins Inc	06/18/2026	(45)	700.00	3,150,000	(29,115)
CVS Health Corp	06/18/2026	(275)	97.00	2,667,500	(15,400)
Deckers Outdoor Corp	06/18/2026	(70)	130.00	910,000	(3,150)
DR Horton Inc	06/18/2026	(85)	155.00	1,317,500	(27,030)
Duke Energy Corp	07/17/2026	(700)	130.00	9,100,000	(63,000)
eBay Inc	06/18/2026	(200)	115.00	2,300,000	(30,400)
Eli Lilly & Co	06/18/2026	(60)	1,180.00	7,080,000	(59,700)
Exxon Mobil Corp	06/18/2026	(300)	155.00	4,650,000	(35,100)
Fastenal Co	07/17/2026	(300)	47.50	1,425,000	(27,000)
Fortinet Inc	06/18/2026	(185)	135.00	2,497,500	(121,175)
Gartner Inc	06/18/2026	(25)	175.00	437,500	(10,750)
General Dynamics Corp	07/17/2026	(110)	350.00	3,850,000	(115,610)
General Motors Co	06/18/2026	(380)	90.00	3,420,000	(31,920)
The Goldman Sachs Group Inc	06/18/2026	(22)	960.00	2,112,000	(151,316)
Halliburton Co	06/18/2026	(380)	42.00	1,596,000	(12,920)
The Hershey Co	06/18/2026	(50)	210.00	1,050,000	(3,500)
Hilton Worldwide Holdings Inc	06/18/2026	(220)	350.00	7,700,000	(53,900)
The Home Depot Inc	06/18/2026	(115)	330.00	3,795,000	(43,700)
International Business Machines Corp	06/18/2026	(100)	270.00	2,700,000	(328,500)
Intuit Inc	06/18/2026	(25)	330.00	825,000	(42,250)
Intuitive Surgical Inc	06/18/2026	(100)	435.00	4,350,000	(85,000)
Iron Mountain Inc	06/18/2026	(480)	135.00	6,480,000	(60,960)
Johnson & Johnson	06/18/2026	(187)	240.00	4,488,000	(13,651)
JPMorgan Chase & Co	06/18/2026	(180)	305.00	5,490,000	(81,900)
Lam Research Corp	06/18/2026	(100)	345.00	3,450,000	(100,000)
Leidos Holdings Inc	06/18/2026	(150)	140.00	2,100,000	(14,550)
Linde PLC	06/18/2026	(170)	530.00	9,010,000	(22,440)
Mastercard Inc	06/18/2026	(150)	515.00	7,725,000	(75,750)
Merck & Co Inc	06/18/2026	(450)	125.00	5,625,000	(45,000)
Meta Platforms Inc	06/18/2026	(160)	715.00	11,440,000	(40,320)
Micron Technology Inc	06/18/2026	(40)	1,060.00	4,240,000	(230,720)
Microsoft Corp	06/18/2026	(250)	440.00	11,000,000	(471,750)
Monster Beverage Corp	06/18/2026	(550)	90.00	4,950,000	(70,950)
MSCI Inc	06/18/2026	(60)	630.00	3,780,000	(117,180)
NetApp Inc	06/18/2026	(400)	120.00	4,800,000	(2,374,000)

Netflix Inc	06/18/2026	(420)	92.00	3,864,000	(33,180)
Norfolk Southern Corp	06/18/2026	(44)	320.00	1,408,000	(13,200)
NVIDIA Corp	06/18/2026	(310)	230.00	7,130,000	(75,950)
Oracle Corp	06/18/2026	(35)	230.00	805,000	(59,500)
O’Reilly Automotive Inc	06/18/2026	(150)	90.00	1,350,000	(16,500)
PayPal Holdings Inc	06/18/2026	(270)	45.00	1,215,000	(32,400)
The Procter & Gamble Co	06/18/2026	(310)	150.00	4,650,000	(28,520)
RTX Corp	06/18/2026	(260)	185.00	4,810,000	(54,600)
Salesforce Inc	06/18/2026	(140)	200.00	2,800,000	(70,000)
ServiceNow Inc	06/18/2026	(70)	115.00	805,000	(92,470)
Target Corp	06/18/2026	(300)	135.00	4,050,000	(42,000)
Tesla Inc	06/18/2026	(50)	460.00	2,300,000	(44,250)
Thermo Fisher Scientific Inc	06/18/2026	(15)	470.00	705,000	(45,750)
The TJX Cos Inc	06/18/2026	(275)	160.00	4,400,000	(36,300)
T-Mobile US Inc	06/18/2026	(35)	200.00	700,000	(5,075)
Trane Technologies PLC	06/18/2026	(71)	490.00	3,479,000	(17,040)
The Travelers Cos Inc	06/18/2026	(420)	310.00	13,020,000	(38,640)
Ulta Beauty Inc	06/18/2026	(25)	550.00	1,375,000	(34,500)
UnitedHealth Group Inc	06/18/2026	(50)	395.00	1,975,000	(19,150)
Verizon Communications Inc	07/17/2026	(700)	50.00	3,500,000	(51,100)
Vistra Corp	06/18/2026	(230)	175.00	4,025,000	(64,400)
Walmart Inc	06/18/2026	(100)	140.00	1,400,000	(800)
The Walt Disney Co	06/18/2026	(400)	110.00	4,400,000	(15,600)
Total Written Call Options				$357,433,750	$(7,611,327)
(Premiums Received $6,264,121)

NASDAQ 100 INDEX FUND
Portfolio of Investments
May 31, 2026

Security Description	Shares	Value
Common Stock (99.21%)

Basic Materials (1.00%)
Linde PLC	47,754	$23,766,688

Communications (23.92%)
Internet (20.02%)
Airbnb Inc*	43,650	5,818,982
Alphabet Inc - Class C	202,993	76,412,655
Alphabet Inc _ Class A	217,327	82,658,151
Amazon.com Inc*	400,720	108,450,860
AppLovin Corp*	31,644	19,400,620
Booking Holdings Inc	82,153	13,754,877
DoorDash Inc*	42,534	6,775,241
MercadoLibre Inc*	5,259	8,917,423
Meta Platforms Inc	110,095	69,636,188
Netflix Inc*	435,105	37,427,732
Palo Alto Networks Inc*	84,091	23,687,594
PDD Holdings Inc*	69,774	5,891,717
Shopify Inc*	127,201	15,100,031
		473,932,071

Media (0.93%)
Charter Communications Inc*	13,334	1,920,763
Comcast Corp	369,794	9,196,776
Thomson Reuters Corp	46,152	3,992,610
Warner Bros Discovery Inc*	259,064	6,997,319
		22,107,468
Telecommunications (2.97%)
Cisco Systems Inc	407,047	49,016,600
T-Mobile US Inc	113,550	21,294,032
		70,310,632

Total Communications		566,350,171

Consumer, Cyclical (9.93%)
Copart Inc*	101,936	3,340,443
Costco Wholesale Corp	45,742	43,743,989
Fastenal Co	118,338	5,230,540
Marriott International Inc	27,307	10,256,509
O’Reilly Automotive Inc*	86,993	7,557,952
PACCAR Inc	54,937	6,063,397
Ross Stores Inc	33,557	7,776,164
Starbucks Corp	117,408	11,642,177
Tesla Inc*	186,310	81,192,035
Walmart Inc	503,643	58,296,677
Total Consumer, Cyclical		235,099,883

Consumer, Non-Cyclical (6.73%)
Alnylam Pharmaceuticals Inc*	13,854	4,183,631
Amgen Inc	55,552	18,709,358
Automatic Data Processing Inc	41,774	9,267,144
Cintas Corp	41,488	7,105,235
Coca-Cola Europacific Partners PLC	47,538	4,311,221
Dexcom Inc*	40,527	2,988,461
GE HealthCare Technologies Inc	47,992	2,991,821
Gilead Sciences Inc	127,932	17,197,899
IDEXX Laboratories Inc*	8,384	4,724,636
Insmed Inc*	22,517	2,407,292
Intuitive Surgical Inc*	36,597	15,540,550
Keurig Dr Pepper Inc	143,073	4,296,482
The Kraft Heinz Co	125,637	3,016,544

Mondelez International Inc	132,991	8,135,059
Monster Beverage Corp*	100,813	8,879,609
PayPal Holdings Inc	96,950	4,338,513
PepsiCo Inc	140,837	20,307,287
Regeneron Pharmaceuticals Inc	10,854	6,672,822
Verisk Analytics Inc	14,793	2,588,627
Vertex Pharmaceuticals Inc*	26,178	11,715,702
Total Consumer, Non-Cyclical		159,377,893

Energy (0.51%)
Baker Hughes Co	101,840	6,505,539
Diamondback Energy Inc	29,069	5,566,132
Total Energy		12,071,671

Industrial (1.60%)
Axon Enterprise Inc*	8,375	3,758,030
CSX Corp	191,632	8,673,264
Ferrovial NV	74,142	5,042,397
Honeywell International Inc	65,508	15,581,733
Old Dominion Freight Line Inc	21,478	4,835,772
Total Industrial		37,891,196

Technology (54.35%)
Computers (11.66%)
Apple Inc	548,027	171,017,306
Cognizant Technology Solutions Corp	50,361	2,807,878
Crowdstrike Holdings Inc*	25,979	18,990,649
Fortinet Inc*	76,251	10,520,350
Lumentum Holdings Inc*	7,357	6,289,941
Sandisk Corp*	15,210	25,780,646
Seagate Technology Holdings PLC	22,473	19,771,745
Western Digital Corp	34,938	18,559,415
Zscaler Inc*	16,570	2,315,326
		276,053,256
Semiconductors (32.51%)
Advanced Micro Devices Inc*	168,018	86,714,090
Analog Devices Inc	50,310	20,820,794
Applied Materials Inc	81,783	36,807,257
ARM Holdings PLC*	14,391	5,084,196
ASML Holding NV	9,058	14,608,380
Broadcom Inc	176,985	79,071,588
Intel Corp*	514,748	59,031,301
KLA Corp	13,507	25,956,537
Lam Research Corp	128,689	40,946,266
Marvell Technology Inc	89,778	18,404,490
Microchip Technology Inc	55,765	5,278,157
Micron Technology Inc	115,986	112,622,406
Monolithic Power Systems Inc	5,061	7,926,589
NVIDIA Corp	907,086	191,522,138
NXP Semiconductors NV	26,040	8,367,954
QUALCOMM Inc	109,957	27,601,406
Texas Instruments Inc	93,525	28,588,722
		769,352,271

Software (10.18%)
Adobe Inc*	42,292	10,962,509
Autodesk Inc*	21,847	5,053,430
Cadence Design Systems Inc*	28,452	10,667,508
Datadog Inc*	33,851	8,373,045
Electronic Arts Inc	25,789	5,202,157
Intuit Inc	28,499	9,448,273
Microsoft Corp	277,188	124,801,125
Palantir Technologies Inc*	236,142	36,965,669
Paychex Inc	37,800	3,665,844
Roper Technologies Inc	10,838	3,528,094
Strategy Inc*	32,370	5,149,743
Synopsys Inc*	19,874	9,452,472
Take-Two Interactive Software Inc*	19,499	4,370,896

Workday Inc*	22,250	3,252,728
		240,893,493

Total Technology		1,286,299,020

Utilities (1.17%)
American Electric Power Co Inc	56,500	7,156,855
Constellation Energy Corp	37,304	10,734,226
Exelon Corp	105,411	4,810,958
Xcel Energy Inc	64,292	5,111,214
Total Utilities		27,813,253

Total Common Stock (Cost $754,677,095)		2,348,669,775

Exchange-Traded Funds (0.38%)
STF Tactical Growth ETF (Cost $7,504,315)	190,263	9,009,524

United States Treasury Bills (0.35%)
United States Treasury Bill, 0.000%, 03/19/26(a) (Cost $8,186,041)	8,200,000	8,185,934

Total Investments (Cost $770,367,451) (99.94%)		$2,365,865,233
Other Net Assets (0.06%)		1,452,524
Net Assets (100.00%)		$2,367,317,757

* Non-income producing security.

(a) A portion of these securities, a total of $1,996,574, have been pledged or segregated in connection with obligations for futures contracts.

Futures contracts at May 31, 2026:

Contracts - $20 times premium / delivery month / commitment / exchange

Nasdaq 100 E-MINI	Notional Amount	Value	Unrealized Appreciation
16 / JUN 2026 / Long / CME	$9,619,805	$9,729,680	$109,875

SHELTON SUSTAINABLE EQUITY FUND
Portfolio of Investments
May 31, 2026

Security Description	Shares	Value
Common Stock (99.73%)

Basic Materials (7.21%)
Cabot Corp	11,272	986,413
Centrus Energy Corp*	7,700	1,405,019
CF Industries Holdings Inc	24,500	2,752,575
Total Basic Materials		5,144,007

Communications (0.84%)
Pinterest Inc*	30,000	601,500

Consumer, Cyclical (10.43%)
Affinia Group Holdings Inc*	54,900	904,536
Aramark	65,700	3,507,066
Freshpet Inc*	8,000	412,800
On Holding AG*	45,000	1,836,900
Warby Parker Inc*	32,000	784,640
Total Consumer, Cyclical		7,445,942

Consumer, Non-Cyclical (15.62%)
Bunge Global SA	28,500	3,514,050
Corteva Inc	20,000	1,565,600
Dexcom Inc*	11,000	811,140
elf Beauty Inc*	4,400	246,400
SHL Group Ltd*	35,000	1,425,805
Sierra Health Services Inc*	10,000	3,147,457
Th Simply Good Foods Co*	19,000	218,880
Vital Farms Inc*	22,000	220,220
Total Consumer, Non-Cyclical		11,149,552

Energy (11.57%)
First Solar Inc*	8,722	2,675,822
Nextpower Inc*	10,000	1,564,000
Shoals Technologies Group Inc*	70,000	871,500
Suncor Energy Inc	10,000	3,149,207
Total Energy		8,260,529

Financial (4.97%)
HA Sustainable Infrastructure Capital Inc	86,500	3,546,500

Industrial (32.84%)
AECOM	21,850	1,515,735
Clean Harbors Inc*	6,000	1,686,180
Deere & Co	5,500	2,981,990
Energy Recovery Inc*	36,000	294,120
EnerSys	10,000	2,279,700
Gibraltar Industries Inc*	24,000	927,600
Itron Inc*	7,000	577,360
Johnson Controls International plc	17,500	2,346,050

Mirion Technologies Inc*	10,000	182,800
Teledyne Technologies Inc*	4,500	2,789,235
Trane Technologies PLC	3,000	1,353,900
Valmont Industries Inc	4,000	2,079,240
Vertiv Holdings Co	9,500	2,999,245
Xylem Inc	13,000	1,424,020
Total Industrial		23,437,175

Technology (8.10%)
Box Inc*	35,000	943,600
Getronics BV*	14,000	3,232,151
KBR Inc	16,000	559,200
Samsara Inc*	30,000	1,049,700
		5,784,651
Utilities (8.15%)
Clearway Energy Inc	15,000	617,400
Essential Utilities Inc	33,400	1,232,126
Net Power Inc*	200,000	402,000
Ormat Technologies Inc	26,000	3,567,980
Total Utilities		5,819,506

Total Common Stock (Cost $53,179,028)		71,189,362

United States Treasury Bills (0.14%)
United States Treasury Bill, 0.000%, 03/19/26 (Cost $99,830)	100,000	99,828

Total Investments (Cost $53,278,858) (99.87%)		$71,289,190
Other Net Assets (0.13%)		92,220
Net Assets (100.00%)		$71,381,410

* Non-income producing security.